As filed with the Securities and Exchange Commission on September 21, 1995.
                                                                     File Nos.
                                                                      33-31326
                                                                      811-5878

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre- Effective Amendment No. _____

   Post-Effective Amendment No.  7                    (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.    8                                 (X)

                    FRANKLIN BALANCE SHEET INVESTMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (415) 312- 2000

        Harmon E. Burns, 777 Mariners Island Blvd., San Mateo, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

   [ ]  immediately upon filing pursuant to paragraph (b)
   [ ]  on (date) pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)(i)
   [ ]  on (date) pursuant to paragraph (a)(i)
   [ ]  75 days after filing pursuant to paragraph (a)(ii)
   [x]  on December 4, 1995 pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer`s most recent fiscal year was filed on December 29, 1994.

                    FRANKLIN BALANCE SHEET INVESTMENT FUND
                  Franklin MicroCap Value Fund (New Series)

                            CROSS REFERENCE SHEET

                                  FORM N- 1A

                  Part A: Information Required in Prospectus


N- 1A                                Location in
Item No. Item                       Registration Statement

1.             Cover Page                   Cover Page

2.             Synopsis                     "Expense Table"

3.             Condensed Financial          "Performance"
               Information

4.             General Description of       "About the Fund"; "Risk Factors";
               Registrant                   "Investment Objective and Policies
                                            of the Fund"; "General Information"

5.             Management of the Fund       "Management of the Fund"

6.             Capital Stock and Other      "Distributions to Shareholders";
               Securities                   "Taxation of the Fund and Its
                                            Shareholders"; "General Information"

7.             Purchase of Securities       "How to Buy Shares of the Fund";
               Being Offered                "Purchasing Shares of the Fund in
                                            Connection with Retirement Plans
                                            Involving Tax-Deferred
                                            Investments"; "Other Programs and
                                            Privileges Available to Fund
                                            Shareholders"; "Exchange
                                            Privilege"; "Valuation of Fund
                                            Shares"

8.             Redemption or Repurchase     "Exchange Privilege"; "How to Sell
                                            Shares of the Fund"; "Valuation of
                                            Fund Shares"; "How to Get
                                            Information Regarding an Investment
                                            in the Fund"; "General Information"

9.             Pending Legal Proceedings    Not Applicable


                    FRANKLIN BALANCE SHEET INVESTMENT FUND
                  Franklin MicroCap Value Fund (New Series)

                            CROSS REFERENCE SHEET

                                  FORM N- 1A

                        Part B: Information Required in
                      Statement of Additional Information


N- 1A                                Location in
Item No.    Item                     Registration Statement


10.            Cover Page                   Cover Page

11.            Table of Contents            Contents

12.            General Information and      Cover Page; About the Fund (see
               History                      also the Prospectus "About the
                                            Fund")

13.            Investment Objectives and    "The Fund's Investment Objective
               Policies                     and Policies" (See also the
                                            Prospectus "Investment Objective
                                            and Policies of the Fund")

14.            Management of the Fund       "Officers and Trustees"

15.            Control Persons and          "Officers and Trustees"
               Principal Holders of
               Securities

16.            Investment Advisory and      "Investment Advisory and Other
               Other Services               Services" (See also the Prospectus
                                            "Management of the Fund")

17.            Brokerage Allocation         "The Fund's Policies Regarding
                                            Brokers Used on Portfolio
                                            Transactions"

18.            Capital Stock and Other      See sections on "About the Fund"
               Securities                   (See also the Prospectus "About the
                                            Fund") and "General Information" in
                                            the Prospectus

19.            Purchase, Redemption and     "Additional Information Regarding
               Pricing of Securities        Fund Shares"  (See also the
                                            Prospectus "How to Buy Shares of
                                            the Fund"; "How to Sell Shares of
                                            the Fund"; "Valuation of Fund
                                            Shares")

20.            Tax Status                   "General Information"; "Additional
                                            Information Regarding Taxation"

21.            Underwriters                 "The Fund's Underwriter"

22.            Calculation of Performance   "General Information"
               Data

23.            Financial Statements         Not Applicable





FRANKLIN MICROCAP VALUE FUND
FRANKLIN VALUE INVESTORS TRUST
PROSPECTUS DECEMBER 4, 1995
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

Franklin MicroCap Value Fund (the "Fund") is a non-diversified, open-end series of Franklin Value Investors Trust (the "Trust"), a management investment company. The Fund's investment objective is to seek high total return, of which capital appreciation and income are components. The Fund seeks to achieve its objective by investing at least 65% of its total assets in securities of companies with market capitalization under $100 million at the time of purchase and which the Fund's investment manager believes represent intrinsic values not reflected in the current market price of such securities. The Fund may invest in domestic and foreign securities as described under "Investment Objective and Policies of the Fund."

This Prospectus is intended to set forth in a clear and concise manner information about the Fund that a prospective investor should know before investing. After reading the Prospectus, it should be retained for future reference; it contains information about the purchase and sale of shares and other items which a prospective investor will find useful to have.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE
POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information ("SAI") concerning the Fund, dated December 4, 1995, as may be amended from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A copy is available without charge from the Fund or the Fund's principal underwriter, Franklin/Templeton Distributors, Inc. ("Distributors"), at the address or telephone number shown above.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM THE UNDERWRITER.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS                                              PAGE

Expense Table

About the Fund

Investment Objective and
 Policies of the Fund

Management of the Fund

Distributions to Shareholders

Taxation of the Fund
 and Its Shareholders

How to Buy Shares of the Fund

Purchasing Shares of the Fund
 in Connection with Retirement Plans
 Involving Tax-Deferred Investments

Other Programs and Privileges
 Available to Fund Shareholders

Exchange Privilege

How to Sell Shares of the Fund

Telephone Transactions

Valuation of Fund Shares

How to Get Information Regarding
 an Investment in the Fund

Performance

General Information

Account Registrations

Important Notice Regarding
 Taxpayer IRS Certifications

Portfolio Operations



EXPENSE TABLE

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly in connection with an investment in the Fund. These figures are based on contractual management and Rule 12b-1 fees and estimates of the other operating expenses of the Fund for the current fiscal year.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on
Purchases(as a percentage of offering
price)                                              4.50%
Deferred Sales Charge                               NONE*

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                     0.75%
12b-1 Fees                                          0.25%+
Other Expenses:
  Registration Fees                     0.10%
  Reports to Shareholders               0.07%
  Other Expenses                        0.16%
                                        -----
Total Other Expenses                                0.33%
                                                    -----
Total Fund Operating Expenses                       1.33%

*Investments of $1 million or more are not subject to a front-end sales charge; however, a contingent deferred sales charge of 1% is generally imposed on certain redemptions within a "contingency period" of 12 months of the calendar month of such investments. See "How to Sell Shares of the Fund - Contingent Deferred Sales Charge."

+Consistent with National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

EXAMPLE

As required by SEC regulations, the following example illustrates the expenses, including the maximum front-end sales charge, that apply to a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.

ONE YEAR            THREE YEARS
$58*                     $85

*Assumes that a contingent deferred sales charge will not apply.

THIS EXAMPLE IS BASED ON THE OPERATING EXPENSES SHOWN ABOVE, INCLUDING FEES SET BY CONTRACT, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. The operating expenses are borne by the Fund and only indirectly by shareholders as a result of their investment in the Fund. See "Management of the Fund" for a description of the Fund's expenses. In addition, federal securities regulations require the example to assume an annual return of 5%, but the Fund's actual return may be more or less than 5%.

ABOUT THE FUND

The Fund is a non-diversified, open-end series of the Trust, a management investment company, commonly called a "mutual fund." The Trust, formerly known as the Franklin Balance Sheet Investment Fund, was organized as a Massachusetts business trust on September 11, 1989, and registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of two series, each of which issues a separate series of the Trust's shares and maintains a totally separate investment portfolio.

Shares of the Fund may be purchased (minimum initial investment of $2,500 and $100 thereafter or for investments by retirement plans, $1,000 and $100, respectively) at the current public offering price, which is equal to the Fund's net asset value (see "Valuation of Fund Shares") plus a sales charge not exceeding 4.5% of the offering price. See "How to Buy Shares of the Fund."

Effective at such time as the Fund's assets total $100 million, no new accounts, other than retirement plan accounts, will be accepted. Shareholders of record at that time, however, will be able to continue to add to their accounts through new purchases, including purchases through reinvestment of dividends or capital gain distributions. The Fund reserves the right to modify this policy at any time.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

The investment objective of the Fund is to seek high total return, of which capital appreciation and income are components. Capital appreciation will be sought primarily through investment in securities of companies with market capitalization under $100 million at the time of purchase and which the Fund's investment manager believes are undervalued in the marketplace. Accordingly, a focus on balance sheet items will be an important element in the investment manager's investment analysis. Income will also be sought when consistent with the Fund's objective. The investment objective is a fundamental policy of the Fund and may not be changed without shareholder approval. The policies used to achieve the objective are not fundamental, unless otherwise noted, and are subject to change without shareholder approval. As with any other investment, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES THE FUND MAY PURCHASE

Under normal market conditions, the Fund will invest at least 65% of its total assets in the securities of companies with market capitalization under $100 million at the time of purchase which, in the opinion of the investment manager, represent an opportunity for significant capital appreciation due to intrinsic values not reflected in the current market price of such securities. The securities of such companies, which may include common and preferred stocks and securities convertible into common stocks, secured or unsecured bonds, commercial paper and notes, will typically be purchased at prices below the book value of the company. The investment manager, however, will take into account a variety of other factors in order to determine whether to purchase, and once purchased, whether to hold or sell such securities. In addition to book value, the investment manager may consider the following factors among others: valuable franchises or other intangibles; ownership of valuable trademarks or trade names; control of distribution networks or of market share for particular products; ownership of real estate the value of which is understated; underutilized liquidity and other factors that would identify the issuer as a potential takeover target or turnaround candidate. Investments in the securities of companies with market capitalization under $100 million may involve special risks. See "Risk Factors and Special Considerations - Small Companies" below. The Fund may invest the remainder of its assets, up to 35%, in securities of companies with similar characteristics but which have market capitalization over $100 million.

In anticipation of and during temporary defensive periods or when investments of the type in which the Fund intends to invest are not available at prices which the investment manager believes are attractive, the Fund may invest up to 100% of its total assets in: (1) securities of the U.S. government or its agencies or instrumentalities which mature in one year or less from the date of purchase, including U.S. Treasury bills, notes and bonds, as well as certain agency securities issued by the Government National Mortgage Association, the Federal Housing Administration and other agencies which may carry guarantees backed by the full faith and credit of the U.S. government; (2) securities of other U.S. government agencies or instrumentalities, such as certain securities issued by the Federal Home Loan Banks and the Student Loan Marketing Association, which may not be backed by the full faith and credit of the U.S. government but which are supported by the right of the issuer to borrow from the U.S. government or by the credit of the issuer; (3) bank obligations, including negotiable or non-negotiable certificates of deposit (subject to the 10% limitation on illiquid securities discussed under "Illiquid Investments"), letters of credit and bankers' acceptances, or instruments secured by such obligations, issued by banks and savings institutions which are subject to regulation by the U.S. government, its agencies or instrumentalities and which have assets of over one billion dollars, unless such obligations are guaranteed by a parent bank which has total assets in excess of five billion dollars; (4) commercial paper considered by the investment manager to be of high quality and rated within the two highest rating categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's") or, if unrated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and (5) corporate obligations including, but not limited to, corporate notes, bonds and debentures considered by the investment manager to be high grade or which are rated within the two highest rating categories by S&P or Moody's. See "Appendix" in the SAI for a discussion of ratings.

The Fund will generally invest in common stocks, although it has no limit on the percentage of its assets which may be invested in preferred stock or debt obligations, including preferred or debt securities convertible into common stocks. The mixture of common stocks, debt securities and preferred stocks will vary from time to time based upon the investment manager's assessment as to whether investments in each category will contribute to meeting the Fund's investment objective.

LOWER RATED SECURITIES. The Fund may invest up to 25% of its total assets at the time of purchase in lower rated, fixed-income and convertible securities (those rated BB or lower by S&P or Ba or lower by Moody's) and unrated securities of comparable quality, commonly called "junk bonds", which the investment manager believes represent intrinsic values not reflected in the current market prices of such securities. Lower rated securities in which the Fund may invest include securities rated D, the lowest rating category of S&P and Moody's. Lower rated securities are considered by Moody's and S&P, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Debt obligations rated D are in default and the payment of interest and/or repayment of principal is in arrears. Although the Fund reserves the right to invest up to 25% of its assets in lower rated securities, it currently intends to limit such investments to no more than 5% of the Fund's total net assets at the time of purchase. See "Risk Factors - High Yielding, Fixed-Income Securities" in the SAI for further information concerning the risks of lower rated securities.

CONVERTIBLE SECURITIES. The Fund may invest in securities including corporate bonds, notes and preferred stocks that are convertible into common stock or other securities which provide an opportunity for equity participation. These securities are convertible at a stated price within a specified period of time and are generally senior to common stocks in a corporation's capital structure, although they are usually subordinated to similar nonconvertible securities. Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. The price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

FOREIGN SECURITIES. There are no restrictions on the Fund's investment of assets in foreign securities, providing such investments are consistent with the Fund's investment objective and policies. The Fund will ordinarily purchase foreign securities which are traded in the United States or purchase sponsored or unsponsored American Depositary Receipts, which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund may purchase the securities of foreign issuers directly in foreign markets, and may purchase the securities of issuers in developing nations. See "Risk Factors and Special Consideration - Foreign Securities."

OTHER POLICIES OF THE FUND

OPTIONS. When seeking high current income to achieve its investment objective of high total return, the Fund may write covered call options on securities it owns, which are listed for trading on a national securities exchange, and purchase listed call and put options on securities and securities indices for portfolio hedging purposes.

An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. Options on securities indices are similar to options on securities except that, rather than the right to purchase or sell particular securities at a specified price, options on a securities index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

The Fund may write a call option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the call. The Fund will not engage in any stock options or stock index options if the option premiums paid on its open option positions exceed 20% of the value of the Fund's total assets.

The Fund's investment in options and certain securities transactions involving actual or deemed short sales (discussed below) may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company and are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. These securities require the application of complex and special tax rules and elections, more information about which is included in the SAI.

For more information on the Fund's investment in options, please see "Risk Factors and Special Considerations - Options" below and "The Fund's Investment Objective and Policies" in the SAI.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board of Trustees and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 25% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. Such collateral shall consist of cash, securities issued by the U.S. Government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase transactions, in which the Fund purchases a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Fund in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by the Fund's investment manager. A repurchase agreement is deemed to be a loan by the Fund under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Fund by a custodian approved by the Fund's Board of Trustees and will be held pursuant to a written agreement.

BORROWING. As a matter of fundamental policy, the Fund does not borrow money or mortgage or pledge any of its assets, except that it may borrow up to 15% of its total assets (including the amount borrowed) from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency purposes and may pledge its assets in connection therewith. The Fund will not make any additional investments while any borrowings exceed 5% of its total assets.

SHORT-SELLING. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. In addition, short sales of the securities of any single issuer, which must be listed on a national exchange, may not exceed 5% of the Fund's net assets or 5% of any class of such issuer's securities.

The Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

In addition to the short sales discussed above, the Fund also may make short sales "against the box," i.e., when a security identical to one owned by the Fund is borrowed and sold short. The Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

ILLIQUID INVESTMENTS. It is the policy of the Fund that illiquid securities (securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities) may not constitute, at the time of purchase, more than 10% of the value of the total net assets of the Fund.

PORTFOLIO TURNOVER. The Fund anticipates that its annual portfolio turnover rate generally will not exceed 100% but this rate should not be construed as a limiting factor in the operation of the Fund's portfolio.

The Fund is subject to a number of additional investment restrictions, some of which may be changed only with the approval of shareholders, which limit its activities to some extent. For a list of these restrictions and more information concerning the policies discussed herein, please see the SAI.

RISK FACTORS AND SPECIAL CONSIDERATIONS

An investment in the Fund involves certain speculative considerations and may involve a higher degree of risk than an investment in shares of more traditional open-end, diversified investment companies. The Fund is designed for long-term investors, not as a trading vehicle, and is not intended to present a complete investment program. Investors should consider their individual investment objectives, as well as their other investments, when deciding whether to purchase shares of the Fund.

The Fund is non-diversified under the federal securities laws. As a non-diversified Fund, there is no restriction under the 1940 Act on the percentage of the Fund's assets that may be invested in the securities of any one issuer. The Fund, however, intends to comply with the diversification and other requirements of the Code applicable to regulated investment companies, such as the Fund, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. Accordingly, the Fund will not purchase securities if, as a result, more than 25% of its total assets would be invested in the securities of a single issuer, or with respect to 50% of its total assets, more than 5% of such assets would be invested in the securities of a single issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. To the extent the Fund is not fully diversified, it may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than if it were more fully diversified.

SMALL COMPANIES. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore more speculative than investments in larger companies.

Historically, the small capitalization stocks have been more volatile in price than the larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the value of the Fund's shares may be more volatile than the shares of a fund that invests in larger capitalization stocks.

The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

FOREIGN SECURITIES. Investments in the securities of companies organized outside the U.S. or whose securities are principally traded outside the U.S. ("foreign issuers") may offer potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the investment manager, to offer more potential for long-term capital appreciation or current earnings than investments in U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investments in the securities of foreign issuers involve significant risks that are not typically associated with investments in securities of U.S. issuers. These risks, which may involve possible losses, include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Changes in government administrations and economic or monetary policies in the U.S. or abroad, changes in circumstances surrounding dealings between nations, and changes in currency convertibility or exchange rates could result in investment losses for the Fund. In addition, public information may not be as available for a foreign company as it is for a U.S. domiciled company, foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies, and there is usually less government regulation of securities exchanges, brokers and listed companies. Confiscatory taxation or diplomatic developments could also affect these investments.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with applicable U.S. and foreign currency restrictions and other laws limiting the amount and types of foreign investments. Investments may be in securities of foreign issuers located in both developed or developing countries, but investments will not be made in any securities issued without stock certificates or comparable stock documents.

Foreign securities may be subject to greater fluctuations in price than U.S. securities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. Under certain market conditions, these investments may be less liquid than U.S. securities.

Securities which may be acquired by the Fund outside the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market will not be considered an illiquid asset so long as the Fund acquires and holds the security with the intention of reselling the security in the foreign trading market, the Fund reasonably believes it can readily dispose of the security for cash in the U.S. or foreign market, and current market quotations are readily available.

The Fund may purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies of foreign countries, risks that are often heightened for investments in developing markets. For example, the small size, inexperience and limited volume of trading of securities markets in certain developing countries may make the Fund's investments in developing countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custody or other arrangements before making certain investments in such countries. The laws of some foreign countries may also limit the ability of the Fund to invest in securities of certain issuers located in those countries.

OPTIONS. The purchase and sale of stock options and stock index options, as well as the writing of covered call options, involve risks different from those involved with direct investments in securities. A liquid secondary market for any particular option may not be available when an options position is sought to be closed and the inability to close a position may have an adverse impact on the Fund's ability to effectively hedge securities. In addition, there may be an imperfect correlation between movements in the securities on which the options contract is based and movements in the securities in the Fund's portfolio. Successful use of options contracts is further dependent on the investment manager's ability to correctly predict movements in the securities markets and no assurance can be given that its judgment will be correct. In addition, by writing covered call options, the Fund gives up the opportunity to profit from any price increase in the underlying security above the option exercise price, while the option is in effect.

HOW SHAREHOLDERS PARTICIPATE IN
THE RESULTS OF THE FUND'S ACTIVITIES

The assets of the Fund are invested in portfolio securities. If the securities owned by the Fund increase in value, the value of the shares of the Fund which the shareholder owns will increase. If the securities owned by the Fund decrease in value, the value of the shareholder's shares will also decline. In this way, shareholders participate in any change in the value of the securities owned by the Fund.

In addition to the factors which affect the value of individual securities, as described in the preceding sections, a shareholder may anticipate that the value of Fund shares will fluctuate with movements in the broader equity and bond markets.

To the extent the Fund's investments consist of debt securities, changes in interest rates will affect the value of the Fund's portfolio and thus its share price. Increased rates of interest which frequently accompany higher inflation and/or a growing economy are likely to have a negative effect on the value of Fund shares. To the extent the Fund's investments consist of common stocks, a decline in the market, expressed for example by a drop in the Dow Jones Industrials or the Standard & Poor's 500 average or any other equity based index, may also be reflected in declines in the Fund's share price. History reflects both increases and decreases in the prevailing rate of interest and in the valuation of the market, and these may reoccur unpredictably in the future.

CONVERSION TO MULTIPLE CLASSES OR MASTER/FEEDER STRUCTURE

Many of the Franklin Templeton Funds (as that term is defined under "How to Buy Shares of the Fund") offer two classes of shares (Class I and Class II). The Board of Trustees (the "Board") reserves the right, without submitting the matter to a vote of security holders, to convert the Fund to a multi-class structure at a future date. This would permit the Fund to take advantage of alternative methods of selling Fund shares through the issuance of multiple classes of shares by the same series. The term "series" in the mutual fund industry is used to refer to shares that represent interests in a separate portfolio of investment securities with differing investment objectives. "Classes" of shares represent sub-divisions of series with differing preferences, rights and privileges as the Board may determine and, in most circumstances, differing marketing attributes. The Board believes that offering alternative pricing structures for investors may lead to increased sales of shares. Upon implementation of a multiple class structure, at least two classes of shares will invest in a single portfolio of securities. The difference between the classes will involve primarily the amount of front-end sales charges and distribution fees. Because the Fund's existing sales charge structure is similar to that of Class I shares, shares of the Fund may be considered Class I shares for redemption, exchange and other purposes.

The Board reserves the right to convert the Fund to a master/feeder structure at a future date. Currently, the Fund invests directly in a portfolio of securities primarily of companies with market capitalization less than $100 million. Certain funds administered by the investment manager participate as feeder funds in master/feeder fund structures. Under a master/feeder structure, one or more feeder funds, such as the Fund, invests its assets in a master fund which, in turn, invests its assets directly in the securities. Various state governments have adopted the North American Securities Administrators Association Guidelines for registration of master/feeder funds. If required by those guidelines, as then in effect, the Fund will seek shareholder approval prior to converting the Fund to a master/feeder structure, subject to there not being adopted a superseding contrary provision or ruling under federal law. If it is determined by the requisite regulatory authorities that such approval is not required, shareholders will be deemed to have consented to such conversion by their purchase of Fund shares and no further shareholder approval will be sought or needed. Shareholders will, however, be informed in writing in advance of the conversion. The determination to convert the Fund to a master/feeder fund structure will not result in an increase in the fees or expenses paid by the Fund or its shareholders. The investment objective and other fundamental policies of the Fund, which can be changed only with shareholder approval, are structured so as to permit the Fund to invest directly in securities or indirectly in securities through a master/feeder fund structure.

MANAGEMENT OF THE FUND

The Board has the primary responsibility for the overall management of the Fund and for electing the officers of the Fund who are responsible for administering its day-to-day operations.

Franklin Advisers, Inc. ("Advisers" or "Manager"), serves as the Fund's investment manager. Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. ("Resources"), a publicly owned holding company, the principal shareholders of which are Charles B. Johnson and Rupert H. Johnson, Jr., who own approximately 20% and 16%, respectively, of Resources' outstanding shares. Resources is engaged in various aspects of the financial services industry through its various subsidiaries (the "Franklin Templeton Group"). Advisers acts as investment manager or administrator to 34 U.S. registered investment companies (114 separate series) with aggregate assets of over $77 billion.

Pursuant to the management agreement, the Manager supervises and implements the Fund's investment activities and provides certain administrative services and facilities which are necessary to conduct the Fund's business.

The Fund is responsible for its own operating expenses including, but not limited to, the Manager's fee; taxes, if any; custodian, legal and auditing fees; fees and expenses of trustees who are not members of, affiliated with, or interested persons of the Manager; salaries of any personnel not affiliated with the Manager; insurance premiums; trade association dues; expenses of obtaining quotations for calculating the value of the Fund's net assets; printing and other expenses which are not expressly assumed by the Manager.

Under the management agreement, the Fund is obligated to pay the Manager a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. The management fee is higher than the management fees paid by most mutual funds because of the additional research required for investments in companies with low market capitalization which are not widely followed. The Board, however, believes the Fund's management fee to be comparable to fees paid by other funds having a similar investment objective and policies.

The management agreement specifies that the management fee will be reduced to the extent necessary to comply with the most stringent limits on the expenses which may be borne by the Fund as prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive of such provisions limits a fund's allowable expenses as a percentage of its average net assets for each fiscal year to 2.5% of the first $30 million in assets, 2% of the next $70 million, and 1.5% of assets in excess of $100 million.

Among the responsibilities of the Manager under the management agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio securities will be effected. The Manager tries to obtain the best execution on all such transactions. If it is felt that more than one broker is able to provide the best execution, the Manager will consider the furnishing of quotations and of other market services, research, statistical and other data for the Manager and its affiliates, as well as the sale of shares of the Fund, as factors in selecting a broker. Further information is included under "The Fund's Policies Regarding Brokers Used on Portfolio Transactions" in the SAI.

Shareholder accounting and many of the clerical functions for the Fund are performed by Franklin/Templeton Investor Services, Inc. ("Investor Services" or "Shareholder Services Agent"), in its capacity as transfer agent and dividend-paying agent. Investor Services is a wholly-owned subsidiary of Resources.

PLAN OF DISTRIBUTION

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay Distributors or others who have entered into a servicing agreement with the Fund, Distributors or its affiliates a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. The maximum amount which the Fund may pay to Distributors or others for such service fees is 0.25% per annum of the average daily net assets of the Fund, payable on a quarterly basis. The payments under the Plan are included in the maximum operating expenses which may be borne by the Fund.
For more information, please see the SAI.

DISTRIBUTIONS TO SHAREHOLDERS

There are two types of distributions which the Fund may make to its shareholders:

1. INCOME DIVIDENDS. The Fund receives income in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any net capital loss carryovers) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year, and any undistributed net capital gains from the prior fiscal year. These distributions, when made, will generally be fully taxable to the Fund's shareholders. The Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.

DISTRIBUTION DATE

Although subject to change by the Board, without prior notice to or approval by shareholders, the Fund's current policy is to declare income dividends quarterly, payable in March, June, September and December, for shareholders of record on the first business day preceding the 15th of the month, payable on or about the last business day of that month.

The amount of income dividend payments by the Fund is dependent upon the amount of net income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. Fund shares are quoted ex-dividend on the first business day following the record date. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

In order to be entitled to a dividend, an investor must have acquired Fund shares prior to the close of business on the record date. An investor considering purchasing Fund shares shortly before the record date of a distribution should be aware that because the value of the Fund's shares is based directly on the amount of its net assets, rather than on the principle of supply and demand, any distribution of income or capital gain will result in a decrease in the value of the Fund's shares equal to the amount of the distribution. While a dividend or capital gain distribution received shortly after purchasing shares represents, in effect, a return of a portion of the shareholder's investment, it may be taxable as dividend income or capital gain.

DIVIDEND REINVESTMENT

Unless otherwise requested, income dividends and capital gain distributions, if any, will be automatically reinvested in the shareholder's account in the form of additional shares, valued at the closing net asset value (without a sales charge) on the dividend reinvestment date. Dividend and capital gain distributions are only eligible for reinvestment at net asset value in the Fund or Class I shares of other Franklin Templeton Funds. Shareholders have the right to change their election with respect to the receipt of distributions by notifying the Fund, but any such change will be effective only as to distributions for which the record date is seven or more business days after the Fund has been notified. See the SAI for more information.

Many of the Fund's shareholders receive their distributions in the form of additional shares. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earnings base. Of course, any shares so acquired remain at market risk.

DISTRIBUTIONS IN CASH

A shareholder may elect to receive income dividends, or both income dividends and capital gain distributions, in cash. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application included with this Prospectus, a shareholder may direct the selected distributions to another fund in the Franklin Group of Funds(R) or the Templeton Funds, to another person, or directly to a checking account. If the bank at which the account is maintained is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If this last option is requested, the shareholder should allow at least 15 days for initial processing. Dividends which may be paid in the interim will be sent to the address of record. Additional information regarding automated fund transfers may be obtained from Franklin's Shareholder Services Department.

TAXATION OF THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. Additional information on tax matters relating to the Fund and its shareholders is included in the section entitled "Additional Information Regarding Taxation" in the SAI.

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends which the shareholder receives from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time the shareholder has owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or a loss. Any loss incurred on sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividends-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction.

The Fund will inform shareholders of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise them of the tax status for federal income tax purposes of such dividends and distributions.

Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding or other taxes on distributions received by them from the Fund and the application of foreign tax laws to these distributions.

Shareholders should consult their tax advisors with respect to the applicability of state and local intangible property or income taxes to their shares in the Fund and to distributions and redemption proceeds received from the Fund.

HOW TO BUY SHARES OF THE FUND

Shares of the Fund are continuously offered through securities dealers which execute an agreement with Distributors, the principal underwriter of the Fund's shares. The use of the term "securities dealer" shall include other financial institutions which, pursuant to an agreement with Distributors (directly or through affiliates), handle customer orders and accounts with the Fund. Such reference, however, is for convenience only and does not indicate a legal conclusion of capacity. The minimum initial investment is $2,500 and subsequent investments must be $100 or more. These minimums may be waived when the shares are purchased through plans established by the Franklin Templeton Group. For investments by retirement plans, the investments are $1,000 and $100, respectively. The Fund and Distributors reserve the right to refuse any order for the purchase of shares.

LIMITED OFFERING

Effective at such time as the Fund's assets total $100 million, no new accounts, other than retirement plan accounts, will be accepted. Shareholders of record at that time, however, will be able to continue to add to their accounts through new purchases, including purchases through reinvestment of dividends or capital gain distributions.

PURCHASE PRICE OF FUND SHARES

Shares of the Fund are offered at the public offering price, which is determined by adding the net asset value per share plus a front-end sales charge, next computed (1) after the shareholder's securities dealer receives the order which is promptly transmitted to the Fund, or (2) after receipt of an order by mail from the shareholder directly in proper form (which generally means a completed Shareholder Application accompanied by a negotiable check). The sales charge is a variable percentage of the offering price depending upon the amount of the sale. The offering price will be calculated to two decimal places using standard rounding criteria. A description of the method of calculating net asset value per share is included under the caption "Valuation of Fund Shares."

Set forth below is a table showing front-end sales charges or underwriting commissions and dealer concessions.


                               TOTAL SALES CHARGE
                                                            DEALER CONCESSION
                                                            AS A PERCENTAGE OF
SIZE OF TRANSACTION  AS A PERCENTAGE    AS A PERCENTAGE OF  OFFERING PRICE*,
AT OFFERING PRICE    OF OFFERING PRICE  NET AMOUNT INVESTED ***

Less than $100,000   4.50%              4.71%               4.00%
$100,000 but less    3.75%              3.90%               3.25%
than $250,000
$250,000 but less    2.75%              2.83%               2.50%
than $500,000
$500,000  but less   2.25%              2.30%               2.00%
than $1,000,000
$1,000,000 or more   none               none                (see below)**

*Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

**The following commissions will be paid by Distributors, out of its own resources, to securities dealers who initiate and are responsible for purchases of $1 million or more: 1.00% on sales of $1 million but less than $2 million, plus 0.80% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million or more. Dealer concession breakpoints are reset every 12 months for purposes of additional purchases.

***At the discretion of Distributors, all sales charges may at times be allowed to the securities dealer. If 90% or more of the sales commission is allowed, such securities dealer may be deemed to be an underwriter as that term is defined in the Securities Act of 1933, as amended.

No front-end sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions of all or a portion of an investment of $1 million or more within the contingency period. See "How to Sell Shares of the Fund - Contingent Deferred Sales Charge."

The size of a transaction which determines the applicable sales charge on the purchase of Fund shares is determined by adding the amount of the shareholder's current purchase plus the cost or current value (whichever is higher) of a shareholder's existing investment in one or more of the funds in the Franklin Group of Funds(R) and the Templeton Group of Funds. Included for these aggregation purposes are (a) the mutual funds in the Franklin Group of Funds except Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Funds"), (b) other investment products underwritten by Distributors or its affiliates (although certain investments may not have the same schedule of sales charges and/or may not be subject to reduction), and (c) the U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund (the "Templeton Funds"). (Franklin Funds and Templeton Funds are collectively referred to as the "Franklin Templeton Funds.") Sales charge reductions based upon aggregate holdings of (a), (b) and (c) above ("Franklin Templeton Investments") may be effective only after notification to Distributors that the investment qualifies for a discount.

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors, or one of its affiliates, may make payments, out of its own resources, of up to 1% of the amount purchased to securities dealers who initiate and are responsible for purchases made at net asset value by certain designated retirement plans (excluding IRA and IRA rollovers), certain non-designated plans, certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $10 million or more. See "Description of Special Net Asset Value Purchases" and the SAI.

Distributors or one of its affiliates, out of its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Franklin Templeton Funds. Compensation may include financial assistance to securities dealers and payments made in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Franklin Templeton Funds, and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

Additional terms concerning the offering of the Fund's shares are included in the SAI.

Certain officers and trustees of the Fund are also affiliated with Distributors. A detailed description is included in the SAI.

QUANTITY DISCOUNTS IN SALES CHARGES

Shares may be purchased under a variety of plans which provide for a reduced sales charge. To be certain to obtain the reduction of the sales charge, the investor or the securities dealer should notify Distributors at the time of each purchase of shares which qualifies for the reduction. In determining whether a purchase qualifies for a discount, an investment in any of the Franklin Templeton Investments may be combined with those of the investor's spouse, children under the age of 21 and grandchildren under the age of 21. The value of Class II shares owned by the investor may also be included for this purpose.

In addition, an investment in the Fund may qualify for a reduction in the sales charge under the following programs:

1. RIGHTS OF ACCUMULATION. The cost or current value (whichever is higher) of existing investments in the Franklin Templeton Investments may be combined with the amount of the current purchase in determining the sales charge to be paid.

2. LETTER OF INTENT. An investor may immediately qualify for a reduced sales charge on a purchase of shares of the Fund by completing the Letter of Intent section of the Shareholder Application (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge and grants to Distributors a security interest in the reserved shares and irrevocably appoints Distributors as attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due. Purchases under the Letter will conform with the requirements of Rule 22d-1 under the 1940 Act. The investor or the investor's securities dealer must inform Investor Services or Distributors that this Letter is in effect each time a purchase is made.

AN INVESTOR ACKNOWLEDGES AND AGREES TO THE FOLLOWING PROVISIONS BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION: Five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund, registered in the investor's name, to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The reserved shares will be included in the total shares owned as reflected on periodic statements and income and capital gain distributions on the reserved shares will be paid as directed by the investor. The reserved shares will not be available for disposal by the investor until the Letter of Intent has been completed or the higher sales charge paid. This policy regarding the reservation of shares does not apply to certain employee benefit plans described under "Purchases at Net Asset Value". For more information, see "Additional Information Regarding Purchases" in the SAI.

Although the sales charges on Class II shares cannot be reduced through these programs, the value of Class II shares owned by the investor may be included in determining a reduced sales charge to be paid on Class I shares pursuant to the Letter of Intent and Rights of Accumulation programs.

GROUP PURCHASES

An individual who is a member of a qualified group may also purchase shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of shares previously purchased and still owned by the members of the group, plus the amount of the current purchase. For example, if members of the group had previously invested and still held $80,000 of Fund shares and now were investing $25,000, the sales charge would be 3.75%. Information concerning the current sales charge applicable to a group may be obtained by contacting Distributors.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and
(iii) satisfies uniform criteria which enable Distributors to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, be available to arrange for group meetings between representatives of the Fund or Distributors and the members, agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to Distributors, and seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

If an investor selects a payroll deduction plan, subsequent investments will be automatic and will continue until such time as the investor notifies the Fund and the investor's employer to discontinue further investments. Due to the varying procedures used to prepare, process and forward the payroll deduction information to the Fund, there may be a delay between the time of the payroll deduction and the time the money reaches the Fund. The investment in the Fund will be made at the offering price per share determined on the day that both the check and payroll deduction data are received in required form by the Fund.

PURCHASES AT NET ASSET VALUE

Shares of the Fund may be purchased without the imposition of a front-end sales charge ("net asset value") or a contingent deferred sales charge by (1) officers, trustees, directors and full-time employees of the Fund, any of the Franklin Templeton Funds, or of the Franklin Templeton Group, and by their spouses and family members, including investments made by such parties after cessation of employment; (2) companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer; (3) insurance company separate accounts for pension plan contracts; (4) accounts managed by the Franklin Templeton Group; (5) shareholders of Templeton Institutional Funds, Inc. reinvesting redemption proceeds from that fund under an employee benefit plan qualified under Section 401 of the Code in shares of the Fund; (6) certain unit investment trusts and unit holders of such trusts reinvesting their distributions from the trusts in the Fund; (7) registered securities dealers and their affiliates, for their investment account only, and (8) registered personnel and employees of securities dealers and by their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer.

Shares of the Fund or Class I shares of another of the Franklin Templeton Funds may be purchased at net asset value and without a contingent deferred sales charge by persons who have received dividends and capital gains distribution in cash from investments in the Fund within 365 days of the payment date of such distribution. To exercise this privilege, a written request to reinvest the distribution must accompany the purchase order. Additional information may be obtained from Shareholder Services at 1-800/632-2301. See "Distributions in Cash" under "Distributions to Shareholders."

Shares of the Fund may be purchased at net asset value and without the imposition of a contingent deferred sales charge by investors who have, within the past 60 days, redeemed an investment in a mutual fund which is not part of the Franklin Templeton Funds and which was subject to a front-end sales charge or a contingent deferred sales charge and which has investment objectives similar to those of the Fund.

Shares of the Fund may be purchased at net asset value and without the imposition of a contingent deferred sales charge by broker-dealers who have entered into a supplemental agreement with Distributors, or by registered investment advisors affiliated with such broker-dealers, on behalf of their clients who are participating in a comprehensive fee program (sometimes known as a wrap fee program).

Shares of the Fund may be purchased at net asset value and without the imposition of a contingent deferred sales charge by anyone who has taken a distribution from an existing retirement plan already invested in the Franklin Templeton Funds (including former participants of the Franklin Templeton Profit Sharing 401(k) plan), to the extent of such distribution. In order to exercise this privilege a written order for the purchase of shares of the Fund must be received by Franklin Templeton Trust Company (the "Trust Company"), the Fund or Investor Services, within 365 days after the plan distribution.

Shares of the Fund may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by any state, county, or city, or any instrumentality, department, authority or agency thereof which has determined that the Fund is a legally permissible investment and which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company (an "eligible governmental authority"). SUCH INVESTORS SHOULD CONSULT THEIR OWN LEGAL ADVISORS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Municipal investors considering investment of proceeds of bond offerings into the Fund should consult with expert counsel to determine the effect, if any, of various payments made by the Fund or its investment manager on arbitrage rebate calculations. If an investment by an eligible governmental authority at net asset value is made through a securities dealer who has executed a dealer agreement with Distributors, Distributors or one of its affiliates may make a payment, out of its own resources, to such securities dealer in an amount not to exceed 0.25% of the amount invested. Contact the Franklin Templeton Institutional Services Department for additional information.

DESCRIPTION OF SPECIAL NET ASSET VALUE PURCHASES

Shares of the Fund may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by certain designated retirement plans including profit sharing, pension, 401(k) and simplified employee pension plans ("designated plans"), subject to minimum requirements with respect to number of employees or amount of purchase, which may be established by Distributors. Currently, those criteria require that the employer establishing the plan have 200 or more employees or that the amount invested or to be invested during the subsequent 13-month period in the Fund or in any of the Franklin Templeton Investments totals at least $1,000,000. Employee benefit plans not designated above or qualified under Section 401 of the Code ("non-designated plans") may be afforded the same privilege if they meet the above requirements as well as the uniform criteria for qualified groups previously described under "Group Purchases" which enable Distributors to realize economies of scale in its sales efforts and sales related expenses.

Shares of the Fund may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase, which may be established by Distributors. Currently, those criteria require that the amount invested or to be invested during the subsequent 13-month period in this Fund or any of the Franklin Templeton Investments must total at least $1,000,000. Orders for such accounts will be accepted by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following such order.

Shares of the Fund may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trustees or other fiduciaries purchasing securities for certain retirement plans of organizations with collective retirement plan assets of $10 million or more, without regard to where such assets are currently invested.

Refer to the SAI for further information regarding net asset value purchases.

GENERAL

Securities laws of states in which the Fund's shares are offered for sale may differ from the interpretations of federal law, and banks and financial institutions selling Fund shares may be required to register as dealers pursuant to state law.

PURCHASING SHARES OF THE FUND
IN CONNECTION WITH RETIREMENT PLANS
INVOLVING TAX-DEFERRED INVESTMENTS

Shares of the Fund may be used for individual or employer-sponsored retirement plans involving tax-deferred investments. The Fund may be used as an investment vehicle for an existing retirement plan, or the Trust Company may provide the plan documents and serve as custodian or trustee. A plan document must be adopted in order for a retirement plan to be in existence.

The Trust Company, an affiliate of Distributors, can serve as custodian or trustee for retirement plans. Brochures for the Trust Company plans contain important information regarding eligibility, contribution and deferral limits and distribution requirements. Please note that an application other than the one contained in this Prospectus must be used to establish a retirement plan account with the Trust Company. To obtain a retirement plan brochure or application, call 1-800/DIAL BEN (1-800/342-5236).

Please see "How to Sell Shares of the Fund" for specific information regarding redemptions from retirement plan accounts. Specific forms are required to be completed for distributions from the Trust Company retirement plans.

Individuals and plan sponsors should consult with legal, tax or benefits and pension plan consultants before choosing a retirement plan. In addition, retirement plan investors should consider consulting their investment representatives or advisers concerning investment decisions within their plans.

OTHER PROGRAMS AND PRIVILEGES
AVAILABLE TO FUND SHAREHOLDERS

CERTAIN OF THE PROGRAMS AND PRIVILEGES DESCRIBED IN THIS SECTION MAY NOT BE AVAILABLE DIRECTLY FROM THE FUND TO SHAREHOLDERS WHOSE SHARES ARE HELD, OF RECORD, BY A FINANCIAL INSTITUTION OR IN A "STREET NAME" ACCOUNT OR NETWORKED ACCOUNT THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION ("NSCC") (SEE THE SECTION CAPTIONED "ACCOUNT REGISTRATIONS" IN THIS PROSPECTUS).

SHARE CERTIFICATES

Shares for an initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by the shareholder, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by the shareholder or by the securities dealer.

CONFIRMATIONS

A confirmation statement will be sent to each shareholder quarterly to reflect the dividends reinvested during that period and after each other transaction which affects the shareholder's account. This statement will also show the total number of shares owned by the shareholder, including the number of shares in "plan balance" for the account of the shareholder.

AUTOMATIC INVESTMENT PLAN

Under the Automatic Investment Plan, a shareholder may be able to arrange to make additional purchases of shares automatically on a monthly basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. The Automatic Investment Plan Application included with this Prospectus contains the requirements applicable to this program. In addition, shareholders may obtain more information concerning this program from their securities dealers or from Distributors.

The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investor should keep in mind that such a program does not assure a profit or protect against a loss.

SYSTEMATIC WITHDRAWAL PLAN

A shareholder may establish a Systematic Withdrawal Plan and receive regular periodic payments from the account, provided that the net asset value of the shares held by the shareholder is at least $5,000. There are no service charges for establishing or maintaining a Systematic Withdrawal Plan. The minimum amount which the shareholder may withdraw is $50 per withdrawal transaction, although this is merely the minimum amount allowed under the plan and should not be mistaken for a recommended amount. Retirement plans subject to mandatory distribution requirements are not subject to the $50 minimum. The plan may be established on a monthly, quarterly, semiannual or annual basis. If the shareholder establishes a plan, any capital gain distributions and income dividends paid by the Fund will be reinvested for the shareholder's account in additional shares at net asset value. Payments will then be made from the liquidation of shares at net asset value on the day of the transaction (which is generally the first business day of the month in which the payment is scheduled) with payment generally received by the shareholder three to five days after the date of liquidation. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application included with this Prospectus, a shareholder may direct the selected withdrawals to another of the Franklin Templeton Funds, to another person, or directly to a checking account. If the bank at which the account is maintained is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If this last option is requested, the shareholder should allow at least 15 days for initial processing. Payments which may be paid in the interim will be sent to the address of record. Liquidation of shares may reduce or possibly exhaust the shares in the shareholder's account, to the extent withdrawals exceed shares earned through dividends and distributions, particularly in the event of a market decline. If the withdrawal amount exceeds the total plan balance, the account will be closed and the remaining balance will be sent to the shareholder. If the Fund's assets have reached $100 million, the shareholder, other than a retirement plan, will not be able to reopen the account or open a new account. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. Because the amount withdrawn under the plan may be more than the shareholder's actual yield or income, part of the payment may be a return of the shareholder's investment.

The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous because of the sales charge on the additional purchases. Also, redemptions of shares may be subject to a contingent deferred sales charge if the shares are redeemed within 12 months of the calendar month of the original purchase date. The shareholder should ordinarily not make additional investments of less than $5,000 or three times the annual withdrawals under the plan during the time such a plan is in effect. The applicable contingent deferred sales charge is waived for share redemptions of up to 1% monthly of an account's net asset value (12% annually, 6% semiannually, 3% quarterly). For example, if an account maintained an annual balance of $1,000,000, only $120,000 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge. Any amount over that $120,000 would be assessed a 1% contingent deferred sales charge. A Systematic Withdrawal Plan may be terminated on written notice by the shareholder or the Fund, and it will terminate automatically if all shares are liquidated or withdrawn from the account, or upon the Fund's receipt of notification of the death or incapacity of the shareholder. Shareholders may change the amount (but not below the specified minimum) and schedule of withdrawal payments, or suspend one such payment by giving written notice to Investor Services at least seven business days prior to the end of the month preceding a scheduled payment. Share certificates may not be issued while a Systematic Withdrawal Plan is in effect.

INSTITUTIONAL ACCOUNTS

There may be additional methods of purchasing, redeeming or exchanging shares of the Fund available to institutional accounts. For further information, contact the Franklin Templeton Institutional Services Department at 1-800/321-8563.

EXCHANGE PRIVILEGE

The Franklin Templeton Funds consist of a number of mutual funds with various investment objectives and policies. The shares of most of these mutual funds are offered to the public with a sales charge. If a shareholder's investment objective or outlook for the securities markets changes, Fund shares may be exchanged for Class I shares of other Franklin Templeton Funds which are eligible for sale in the shareholder's state of residence and in conformity with such fund's stated eligibility requirements and investment minimums. Before making an exchange, investors should review the prospectus of the fund they wish to exchange from and the fund they wish to exchange into for all specific requirements or limitations on exercising the exchange privilege, for example, minimum holding periods or applicable sales charges. No exchanges between different classes of shares are allowed and, therefore, shares of the Fund may not be exchanged for Class II shares of other Franklin Templeton Funds. Shareholders may choose to redeem shares of the Fund and purchase Class II shares of other Franklin Templeton Funds but such purchase will be subject to that fund's Class II front-end and contingent deferred sales charges for the contingency period of 18 months. Although there are no exchanges between different classes of shares, shareholders of a Class II Franklin Templeton Fund may, however, elect to direct their dividends and capital gain distributions to the Fund or another Class I Franklin Templeton Fund at net asset value.

Exchanges may be made in any of the following ways:

EXCHANGES BY MAIL

Send written instructions signed by all account owners and accompanied by any outstanding share certificates properly endorsed. The transaction will be effective upon receipt of the written instructions together with any outstanding share certificates.

EXCHANGES BY TELEPHONE

SHAREHOLDERS, OR THEIR INVESTMENT REPRESENTATIVE OF RECORD, IF ANY, MAY EXCHANGE SHARES OF THE FUND BY TELEPHONE BY CALLING INVESTOR SERVICES AT 1-800/632-2301 OR THE AUTOMATED FRANKLIN TELEFACTS(R) SYSTEM (DAY OR NIGHT) AT 1-800/247-1753. IF THE SHAREHOLDER DOES NOT WISH THIS PRIVILEGE EXTENDED TO A PARTICULAR ACCOUNT, THE FUND OR INVESTOR SERVICES SHOULD BE NOTIFIED.

The telephone exchange privilege allows a shareholder to effect exchanges from the Fund into an identically registered account in one of the other available Franklin Templeton Funds Class I shares. The telephone exchange privilege is available only for uncertificated shares or those which have previously been deposited in the shareholder's account. The Fund and Investor Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please refer to "Telephone Transactions - Verification Procedures."

During periods of drastic economic or market changes, it is possible that the telephone exchange privilege may be difficult to implement and the TeleFACTS option may not be available. In this event, shareholders should follow the other exchange procedures discussed in this section, including the procedures for processing exchanges through securities dealers.

EXCHANGES THROUGH SECURITIES DEALERS

As is the case with all purchases and redemptions of the Fund's shares, Investor Services will accept exchange orders from securities dealers who execute a dealer or similar agreement with Distributors. See also "Exchanges By Telephone" above. Such a dealer-ordered exchange will be effective only for uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. A securities dealer may charge a fee for handling an exchange.

ADDITIONAL INFORMATION REGARDING EXCHANGES

If the account has shares subject to a contingent deferred sales charge, the shares will be exchanged into the new account on a "first-in, first-out" basis. The contingency period of 12 months during which a contingent deferred sales charge may be assessed will be tolled (or stopped) for the period such shares are exchanged into and held in a Franklin or Templeton money market fund. See also "How to Sell Shares of the Fund - Contingent Deferred Sales Charge."

Exchanges are made on the basis of the net asset values of the funds involved, except as set forth below. Exchanges of shares of the Fund which were purchased without a sales charge will be charged a sales charge in accordance with the terms of the prospectus of the fund being purchased, unless the investment on which no sales charge was paid originated from a fund on which the investor paid or was subject to a front-end or contingent deferred sales charge. Exchanges of shares of the Fund which were purchased with a lower sales charge to a fund which has a higher sales charge will be charged the difference, unless the shares were held in the Fund for at least six months prior to executing the exchange. When an investor requests the exchange of the total value of the Fund account, declared but unpaid income dividends and capital gain distributions will be transferred to the fund being exchanged into and will be invested at net asset value. Because the exchange is considered a redemption and purchase of shares, the shareholder may realize a gain or loss for federal income tax purposes. Backup withholding and information reporting may also apply. Information regarding the possible tax consequences of such an exchange is included in the tax section in this Prospectus and in the SAI.

If a substantial portion of the Fund's shareholders should, within a short period, elect to redeem their shares of the Fund pursuant to the exchange privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The exchange privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to shareholders.

The Fund currently will not accept investments from Timing Accounts nor will the Fund accept exchanges into the Fund from other Franklin Templeton Funds.

RETIREMENT ACCOUNTS

Franklin Templeton IRA and 403(b) retirement accounts may accomplish exchanges directly. Certain restrictions may apply, however, to other types of retirement plans. See "Restricted Accounts" under "Telephone Transactions."

HOW TO SELL SHARES OF THE FUND

A shareholder may at any time liquidate shares owned and receive from the Fund the value of the shares. If a shareholder, other than a retirement plan, completely redeems an account after such time as the Fund's assets have reached $100 million, the account will be closed and the shareholder will not be allowed to purchase additional shares of the Fund or to reopen the account.

Shares may be redeemed in any of the following ways:

REDEMPTIONS BY MAIL

Send a written request, signed by all registered owners, to Investor Services, at the address shown on the back cover of this Prospectus, and any share certificates which have been issued for the shares being redeemed, properly endorsed and in order for transfer. The shareholder will then receive from the Fund the value of the shares based upon the net asset value per share (less the contingent deferred sales charge, if applicable) next computed after the written request in proper form is received by Investor Services. Redemption requests received after the time at which the net asset value is calculated (at the scheduled closing of the New York Stock Exchange (the "Exchange") which is generally 1:00 p.m. Pacific time) each day that the Exchange is open for business will receive the price calculated on the following business day. Shareholders are requested to provide a telephone number where they may be reached during business hours, or in the evening if preferred. Investor Services' ability to contact a shareholder promptly when necessary will speed the processing of the redemption.

TO BE CONSIDERED IN PROPER FORM, SIGNATURES MUST BE GUARANTEED IF THE REDEMPTION REQUEST INVOLVES ANY OF THE FOLLOWING:

(1) the proceeds of the redemption are over $50,000;

(2) the proceeds (in any amount) are to be paid to someone other than the registered owners of the account;

(3) the proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, preauthorized bank account or brokerage firm account;

(4) share certificates, if the redemption proceeds are in excess of $50,000;
or

(5) the Fund or Investor Services believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed, (b) multiple owners have a dispute or give inconsistent instructions to the Fund, (c) the Fund has been notified of an adverse claim, (d) the instructions received by the Fund are given by an agent, not the actual registered owner, (e) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund.

Signatures must be guaranteed by an "eligible guarantor institution" as defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Generally, eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program. A notarized signature will not be sufficient for the request to be in proper form.

Where shares to be redeemed are represented by share certificates, the request for redemption must be accompanied by the share certificate and a share assignment form signed by the registered shareholders exactly as the account is registered, with the signatures guaranteed as referenced above. Shareholders are advised, for their own protection, to send the share certificate and assignment form in separate envelopes if they are being mailed in for redemption.

Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction require the following documentation to be in proper form:

Corporation - (1) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation and (2) a corporate resolution.

Partnership - (1) Signature guaranteed letter of instruction from a general partner and (2) pertinent pages from the partnership agreement identifying the general partners or a certification for a partnership agreement.

Trust - (1) Signature guaranteed letter of instruction from the trustee(s) and
(2) a copy of the pertinent pages of the trust document listing the trustee(s) or a Certification for Trust if the trustee(s) are not listed on the account registration.

Custodial (other than a retirement account) - Signature guaranteed letter of instruction from the custodian.

Accounts under court jurisdiction - Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence.

Payment for redeemed shares will be sent to the shareholder within seven days after receipt of the request in proper form.

REDEMPTIONS BY TELEPHONE

Shareholders who complete the Franklin Templeton Telephone Redemption Authorization Agreement (the "Agreement"), included with this Prospectus, may redeem shares of the Fund by telephone, subject to the Restricted Account exception noted under "Telephone Transactions - Restricted Accounts." INFORMATION MAY ALSO BE OBTAINED BY WRITING TO THE FUND OR INVESTOR SERVICES AT THE ADDRESS SHOWN ON THE COVER OR BY CALLING 1-800/632-2301. THE FUND AND INVESTOR SERVICES WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS GIVEN BY TELEPHONE ARE GENUINE. SHAREHOLDERS, HOWEVER, BEAR THE RISK OF LOSS IN CERTAIN CASES AS DESCRIBED UNDER "TELEPHONE TRANSACTIONS - Verification Procedures."

For shareholder accounts with the completed Agreement on file, redemptions of uncertificated shares or shares which have previously been deposited with the Fund or Investor Services may be made for up to $50,000 per day per Fund account. Telephone redemption requests received before the scheduled closing of the Exchange (generally 1:00 p.m. Pacific time) on any business day will be processed that same day. The redemption check will be sent within seven days, made payable to all the registered owners on the account, and will be sent only to the address of record. Redemption requests by telephone will not be accepted within 30 days following an address change by telephone. In that case, a shareholder should follow the other redemption procedures set forth in this Prospectus. Institutional accounts (certain corporations, bank trust departments, government entities, and qualified retirement plans which qualify to purchase shares at net asset value pursuant to the terms of this Prospectus) which wish to execute redemptions in excess of $50,000 must complete an Institutional Telephone Privileges Agreement which is available from the Franklin Templeton Institutional Services Department by telephoning 1-800/321-8563.

REDEEMING SHARES THROUGH SECURITIES DEALERS

The Fund will accept redemption orders from securities dealers who have entered into an agreement with Distributors. This is known as a repurchase. The only difference between a normal redemption and a repurchase is that if the shareholder redeems shares through a dealer, the redemption price will be the net asset value next calculated after the shareholder's dealer receives the order which is promptly transmitted to the Fund, rather than on the day the Fund receives the shareholder's written request in proper form. The documents described under "Redemptions By Mail" above, as well as a signed letter of instruction, are required regardless of whether the shareholder redeems shares directly or submits such shares to a securities dealer for repurchase. A shareholder's letter should reference the Fund, the account number, the fact that the repurchase was ordered by a dealer and the dealer's name. Details of the dealer-ordered trade, such as trade date, confirmation number, and the amount of shares or dollars, will help speed processing of the redemption. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Fund receives all documents required to complete ("settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of the dealer's repurchase order and the date the redemption is processed upon receipt of all documents necessary to settle the repurchase. Thus, it is in a shareholder's best interest to have the required documentation completed and forwarded to the Fund as soon as possible. The shareholder's dealer may charge a fee for handling the order. The SAI contains more information on the redemption of shares.

CONTINGENT DEFERRED SALES CHARGE

In order to recover commissions paid to securities dealers, investments of $1 million or more redeemed within the contingency period of 12 months of the calendar month of such investment will be assessed a contingent deferred sales charge, unless one of the exceptions described below applies. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the net asset value at the time of purchase of such shares, and is retained by Distributors. The contingent deferred sales charge is waived in certain instances.

In determining whether a contingent deferred sales charge applies, shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) a calculated number of shares representing amounts attributable to capital appreciation of those shares held less than the contingency period; (ii) shares purchased with reinvested dividends and capital gain distributions; (iii) other shares held longer than the contingency period; and followed by (iv) any shares held less than the contingency period, on a "first-in, first-out" basis. For tax purposes, a contingent deferred sales charge is treated as either a reduction in redemption proceeds or an adjustment to the cost basis of the shares redeemed.

The contingent deferred sales charge is waived for: exchanges; any account fees; distributions to participants or their beneficiaries in Trust Company individual retirement plan accounts due to death, disability or attainment of age 59 1/2; tax-free returns of excess contributions from employee benefit plans; distributions from employee benefit plans, including those due to termination or plan transfer; redemptions through a Systematic Withdrawal Plan set up for shares prior to February 1, 1995, and for Systematic Withdrawal Plans set up thereafter, redemptions of up to 1% monthly of an account's net asset value (3% quarterly, 6% semiannually or 12% annually); redemptions initiated by the Fund due to a shareholder's account falling below the minimum specified account size; and redemptions following the death of the shareholder or beneficial owner.

All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Requests for redemptions of a specified DOLLAR AMOUNT, unless otherwise specified, will result in additional shares being redeemed to cover any applicable contingent deferred sales charge, while requests for redemption of a SPECIFIC NUMBER of shares will result in the applicable contingent deferred sales charge being deducted from the total dollar amount redeemed.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

The Fund may delay the mailing of the redemption check, or a portion thereof, until the clearance of the check used to purchase Fund shares, which may take up to 15 days or more. Although the use of a certified or cashier's check will generally reduce this delay, shares purchased with these checks will also be held pending clearance. Shares purchased by federal funds wire are available for immediate redemption. In addition, the right of redemption may be suspended or the date of payment postponed if the Exchange is closed (other than customary closing) or upon the determination of the SEC that trading on the Exchange is restricted or an emergency exists, or if the SEC permits it, by order, for the protection of shareholders. Of course, the amount received may be more or less than the amount invested by the shareholder, depending on fluctuations in the market value of securities owned by the Fund.

RETIREMENT PLAN ACCOUNTS

Retirement plan account liquidations require the completion of certain additional forms to ensure compliance with IRS regulations. To liquidate a retirement plan account, a shareholder or securities dealer may call Franklin's Retirement Plans Department to obtain the necessary forms.

Tax penalties will generally apply to any distribution from such plans to a participant under age 59 1/2, unless the distribution meets one of the exceptions set forth in the Code.

OTHER INFORMATION

Distribution or redemption checks sent to shareholders do not earn interest or any other income during the time such checks remain uncashed and neither the Fund nor its affiliates will be liable for any loss to the shareholder caused by the shareholder's failure to cash such checks.

"Cash" payments to or from the Fund may be made by check, draft or wire. The Fund has no facility to receive, or pay out, cash in the form of currency.

For any information required about a proposed liquidation, a shareholder may call Franklin's Shareholder Services Department or the securities dealer may call Franklin's Dealer Services Department.

TELEPHONE TRANSACTIONS

Shareholders of the Fund and their investment representative of record, if any, may be able to execute various transactions by calling Investor Services at 1-800/632-2301.

All shareholders will be able to execute various telephone transactions, including to: (i) effect a change in address, (ii) change a dividend option (see "Restricted Accounts" below), (iii) transfer Fund shares in one account to another identically registered account in the Fund, (iv) request the issuance of certificates, to be sent to the address of record only, and (v) exchange Fund shares as described in this Prospectus by telephone. In addition, shareholders who complete and file an Agreement as described under "How to Sell Shares of the Fund - Redemptions By Telephone" will be able to redeem shares of the Fund.

VERIFICATION PROCEDURES

The Fund and Investor Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and Investor Services follow instructions communicated by telephone which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. The Fund and Investor Services may be liable for any losses due to unauthorized or fraudulent instructions in the event such reasonable procedures are not followed. Shareholders are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or Investor Services is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither the Fund nor Investor Services will be liable for any losses which may occur because of a delay in implementing a transaction.

RESTRICTED ACCOUNTS

Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton retirement accounts. To assure compliance with all applicable regulations, special forms are required for any distribution, redemption, or dividend payment. While the telephone exchange privilege is extended to Franklin Templeton IRA and 403(b) retirement accounts, certain restrictions may apply to other types of retirement plans. Changes to dividend options and requests for certificates must also be made in writing.

To obtain further information regarding distribution or transfer procedures, including any required forms, retirement account shareholders may call to speak to a Retirement Plan Specialist at 1-800/527-2020.

GENERAL

During periods of drastic economic or market changes, it is possible that the telephone transaction privileges will be difficult to execute because of heavy telephone volume. In such situations, shareholders may wish to contact their investment representative for assistance, or to send written instructions to the Fund as detailed elsewhere in this Prospectus.

Neither the Fund nor Investor Services will be liable for any losses resulting from the inability of a shareholder to execute a telephone transaction.

The telephone transaction privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to shareholders.

VALUATION OF FUND SHARES

The net asset value per share of the Fund is determined as of the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) each day that the Exchange is open for trading. Many newspapers carry daily quotations of the prior trading day's closing "bid" (net asset value) and "ask" (offering price, which includes the maximum front-end sales charge of the Fund).

The net asset value per share of the Fund is determined by deducting the aggregate gross value of all liabilities from the aggregate gross value of all assets, and then dividing the difference by the number of shares outstanding at the time. Assets in the Fund's portfolio are valued as described in the SAI under "Additional Information Regarding Fund Shares - Calculation of Net Asset Value."

HOW TO GET INFORMATION
REGARDING AN INVESTMENT IN THE FUND

Any questions or communications regarding a shareholder's account should be directed to Investor Services at the address shown on the back cover of this Prospectus.

From a touch-tone phone, Franklin and Templeton shareholders may access an automated system (day or night) which offers the following features.

By calling the Franklin TeleFACTS(R) system at 1-800/247-1753, shareholders may obtain Class I and Class II account information, current price and, if available, yield or performance information specific to the Fund or any Franklin Templeton Fund. In addition, Franklin Class I shareholders may process an exchange, within the same class, into an identically registered Franklin account and request duplicate confirmation or year-end statements, money fund checks, if applicable, and deposit slips.

Fund information may be accessed by entering Fund Code [] followed by the # sign. The system's automated operator will prompt the caller with easy to follow step-by-step instructions from the main menu. Other features may be added in the future.

To assist shareholders and securities dealers wishing to speak directly with a representative, the following is a list of the various Franklin departments, telephone numbers and hours of operation to call. The same numbers may be used when calling from a rotary phone:

                                                HOURS OF OPERATION (PACIFIC
                                                TIME)
DEPARTMENT NAME            TELEPHONE NO.        (MONDAY THROUGH FRIDAY)
Shareholder Services       1-800/632-2301       5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040       5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN       5:30 a.m. to 8:00 p.m.,
                                                8:30 a.m. to 5:00 p.m.(Saturday)
Retirement Plans           1-800/527-2020       5:30 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637       5:30 a.m. to 5:00 p.m.

In order to ensure that the highest quality of service is being provided, telephone calls placed to or by representatives in Franklin's or Templeton's service departments may be accessed, recorded and monitored. These calls can be determined by the presence of a regular beeping tone.

PERFORMANCE

Advertisements, sales literature and communications to shareholders may contain several measures of the Fund's performance, including current yield, various expressions of total return and current distribution rate. They may occasionally cite statistics to reflect the Fund's volatility or risk.

Average annual total return figures, as prescribed by the SEC, represent the average annual percentage change in value of $1,000 invested at the maximum public offering price (offering price includes front-end sales charge) for one-, five- and ten-year periods, or portion thereof, to the extent applicable, through the end of the most recent calendar quarter, assuming reinvestment of all distributions. The Fund may also furnish total return quotations for other periods or based on investments at various sales charge levels or at net asset value. For such purposes, total return equals the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

Current yield reflects the income per share earned by the Fund's portfolio investments; it is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and annualizing the result.

Yield which is calculated according to a formula prescribed by the SEC (see the SAI) is not indicative of the dividends or distributions which were or will be paid to the Fund's shareholders. Dividends or distributions paid to shareholders are reflected in the current distribution rate, which may be quoted to shareholders. The current distribution rate is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid during the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gain, and is calculated over a different period of time.

In each case, performance figures are based upon past performance, reflect all recurring charges against Fund income and will assume the payment of the maximum sales charge on the purchase of shares. When there has been a change in the sales charge structure, the historical performance figures will be restated to reflect the new rate. The investment results of the Fund, like all other investment companies, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Fund's yield, distribution rate or total return may be in any future period.

GENERAL INFORMATION

REPORTS TO SHAREHOLDERS

The Fund's fiscal year ends October 31. Annual Reports containing audited financial statements of the Trust, including the auditors' report, and Semi-Annual Reports containing unaudited financial statements are automatically sent to shareholders. To reduce the volume of mail sent to one household, as well as to reduce Fund expenses, Investor Services will attempt to identify related shareholders within a household, and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Trust at the telephone number or address set forth on the cover page of this Prospectus.

Additional information on Fund performance is included in the Trust's Annual Report to Shareholders and the SAI.

ORGANIZATION AND VOTING RIGHTS

The Trust was organized as a Massachusetts business trust on September 11, 1989. The Agreement and Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest, with a par value of $.01 per share, which may be issued in any number of series. Shares issued will be fully paid and non-assessable and will have no preemptive, conversion or sinking rights. Shares of each series have equal and exclusive rights as to dividends and distributions as declared by such series and the net assets of such series upon liquidation or dissolution. The Trust reserves the right to issue additional classes of shares of the Fund or to add additional series to the Trust.

Shares of each series have equal rights as to voting and vote separately as to issues affecting that series, or the Trust, unless otherwise permitted by the 1940 Act. Voting rights are noncumulative, so that in any elections of trustees, the holders of more than 50% of the shares of the Trust voting can elect all of the trustees, if they choose to do so, and in such event the holders of the remaining shares voting will not be able to elect any person or persons to the Board. The Trust does not intend to hold annual shareholders meetings. The Trust may, however, hold a special shareholders meeting of a series for such purposes as changing fundamental investment restrictions for the series, approving a new management agreement or any other matters which are required to be acted on by shareholders under the 1940 Act. A meeting may also be called by the trustees in their discretion or by shareholders holding at least ten percent of the outstanding shares entitled of the Trust. Shareholders will receive assistance in communicating with other shareholders in connection with the election or removal of trustees such as that provided in Section 16(c) of the 1940 Act.

REDEMPTIONS BY THE FUND

The Fund reserves the right to redeem, at net asset value, shares of any shareholder whose account has a value of less than $1,250 ($500 for an IRA account), but only where the value of such account has been reduced by the shareholder's prior voluntary redemption of shares and has been inactive (except for the reinvestment of distributions) for a period of at least six months, provided advance notice is given to the shareholder. More information is included in the SAI.

ACCOUNT REGISTRATIONS

An account registration should reflect the investor's intentions as to ownership. Where there are two co-owners on the account, the account will be registered as "Owner 1" AND "Owner 2"; the "or" designation is not used except for money market fund accounts. If co-owners wish to have the ability to redeem or convert on the signature of only one owner, a limited power of attorney may be used.

Accounts should not be registered in the name of a minor, either as sole or co-owner of the account. Transfer or redemption for such an account may require court action to obtain release of the funds until the minor reaches the legal age of majority. The account should be registered in the name of one "Adult" as custodian for the benefit of the "Minor" under the Uniform Transfer or Gifts to Minors Act.

A trust designation such as "trustee" or "in trust for" should only be used if the account is being established pursuant to a legal, valid trust document. Use of such a designation in the absence of a legal trust document may cause difficulties and require court action for transfer or redemption of the funds.

Shares, whether in certificate form or not, registered as joint tenants or "Jt Ten" shall mean "as joint tenants with rights of survivorship" and not "as tenants in common."

Except as indicated, a shareholder may transfer an account in the Fund carried in "street" or "nominee" name by the shareholder's securities dealer to a comparably registered Fund account maintained by another securities dealer. Both the delivering and receiving securities dealers must have executed dealer agreements on file with Distributors. Unless a dealer agreement has been executed and is on file with Distributors, the Fund will not process the transfer and will so inform the shareholder's delivering securities dealer. To effect the transfer, a shareholder should instruct the securities dealer to transfer the account to a receiving securities dealer and sign any documents required by the securities dealer(s) to evidence consent to the transfer. Under current procedures, the account transfer may be processed by the delivering securities dealer and the Fund after the Fund receives authorization in proper form from the shareholder's delivering securities dealer. In the future it may be possible to effect such transfers electronically through the services of the NSCC.

The Fund may conclusively accept instructions from an owner or the owner's nominee listed in publicly available nominee lists, regardless of whether the account was initially registered in the name of or by the owner, the nominee, or both. If a securities dealer or other representative is of record on an investor's account, the investor will be deemed to have authorized the use of electronic instructions on the account, including, without limitation, those initiated through the services of the NSCC, to have adopted as instruction and signature any such electronic instructions received by the Fund and the Shareholder Services Agent, and to have authorized them to execute the instructions without further inquiry. At the present time, such services which are available include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems.

Any questions regarding an intended registration should be answered by the securities dealer handling the investment, or by calling Franklin's Fund Information Department.

IMPORTANT NOTICE REGARDING
TAXPAYER IRS CERTIFICATIONS

Pursuant to the Code and U.S. Treasury regulations, the Fund may be required to report to the Internal Revenue Service ("IRS") any taxable dividend, capital gain distribution, or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number ("TIN") and made certain required certifications that appear in the Shareholder Application. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

The Fund reserves the right to (1) refuse to open an account for any person failing to provide a TIN along with the required certifications and (2) close an account by redeeming its shares in full at the then-current net asset value upon receipt of notice from the IRS that the TIN certified as correct by the shareholder is in fact incorrect or upon the failure of a shareholder who has completed an "awaiting TIN" certification to provide the Fund with a certified TIN within 60 days after opening the account.

PORTFOLIO OPERATIONS

The following persons have been primarily responsible for the day-to-day management of the Fund's portfolio since its inception:

William Lippman
Portfolio Manager of Advisers

Mr. Lippman holds a bachelor of business administration degree from City College New York and a master's degree in business administration from the Graduate School of Business Administration of New York University. He has been with Advisers since 1988.

Bruce C. Baughman
Portfolio Manager of Advisers

Mr. Baughman holds a bachelor of arts degree from Stanford University and a master of science degree in accounting from New York University. He has been with Advisers since 1988.

Margaret McGee
Portfolio Manager of Advisers

Ms. McGee holds a bachelor of arts degree from William Paterson College. She has been with Advisers since 1988.




FRANKLIN MICROCAP VALUE FUND

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

INVESTMENT MANAGER

Franklin Advisers, Inc.
777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

PRINCIPAL UNDERWRITER

Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

SHAREHOLDER SERVICES AGENT

Franklin/Templeton Investor Services, Inc.
777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

LEGAL COUNSEL

Stradley, Ronon, Stevens & Young
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

INDEPENDENT AUDITORS

Coopers & Lybrand L.L.P.
333 Market Street
San Francisco, California 94105

CUSTODIAN

Bank of America
555 California Street, 4th Floor
San Francisco, California 94104

For an enlarged version of this prospectus, please call 1-800/DIAL BEN.

Your Representative Is:


[] P 12/95



FRANKLIN MICROCAP VALUE FUND
STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 4, 1995
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

CONTENTS                                                    PAGE

About the Fund
 (See also the Prospectus
 "About the Fund")

The Fund's Investment Objective
 and Policies (See also the Prospectus
 "Investment Objective and Policies
 of the Fund")

Risk Factors

Officers and Trustees

Investment Advisory and Other Services
 (See also the Prospectus
 "Management of the Fund")

The Fund's Policies Regarding
 Brokers Used on Portfolio Transactions

Additional Information Regarding
 Fund Shares (See also the Prospectus
 "How to Buy Shares of the Fund,"
 "How to Sell Shares of the Fund," and
 "Valuation of Shares of the Fund")

Additional Information
 Regarding Taxation

The Fund's Underwriter

General Information

Appendix

Franklin MicroCap Value Fund (the "Fund") is a non-diversified, open-end series of Franklin Value Investors Trust (the "Trust"), a management investment company. The Fund's investment objective is to seek high total return, of which capital appreciation and income are components. The Fund seeks to achieve its objective by investing at least 65% of its total assets in securities of companies with market capitalization under $100 million at the time of purchase and which the Fund's investment manager believes represent intrinsic values not reflected in the current market price of such securities. The Fund may invest in domestic and foreign securities.

A Prospectus for the Fund, dated December 4, 1995, as may be amended from time to time, provides the basic information an investor should know before investing in the Fund and may be obtained without charge from the Fund or from its principal underwriter, Franklin/Templeton Distributors, Inc.
("Distributors"), at the address shown above.

THIS STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE INVESTORS WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.

ABOUT THE FUND

The Fund is a non-diversified, open-end series of the Trust, a management investment company, commonly called a "mutual fund." The Trust was organized as a Massachusetts business trust on September 11, 1989, and registered under the Investment Company Act of 1940, as amended ("1940 Act").

THE FUND'S INVESTMENT
OBJECTIVE AND POLICIES

As noted in the Prospectus, the Fund seeks to provide high total return, of which capital appreciation and income are components. This objective is a fundamental policy and may not be changed without approval of shareholders. The Fund seeks to accomplish its objective by investing primarily in securities of companies with market capitalization under $100 million at the time of purchase and which the Fund's investment manager believes represent intrinsic values not reflected in the current market price of such securities.

The Fund's emphasis on securities believed to be undervalued by the market uses a technique followed by certain very wealthy investors highlighted by the media and a number of private partnerships with very high minimum investments. It requires not only the resources to undertake exhaustive research of little followed, out-of-favor securities, but also the patience and discipline to hold these investments until their intrinsic values are ultimately recognized by others in the marketplace. There can be no assurance that such technique will be successful for the Fund or that the Fund will achieve its investment objective.

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT POLICES

The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Investment Objective and Policies of the Fund."

LOANS OF PORTFOLIO SECURITIES. As stated in the Prospectus, the Fund may make loans of its portfolio securities up to 25% of its total assets, in accordance with guidelines adopted by the Fund's Board of Trustees. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing the collateral in short-term, interest-bearing obligations or by receiving loan premiums from the borrower. The Fund will continue to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans will be subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.

ENHANCED CONVERTIBLE SECURITIES. The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, if after three years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features; they are company issued convertible preferred stock, unlike PERCS they do not have a capital appreciation limit, they seek to provide the investor with high current income with some prospect of future capital appreciation, they are typically issued with three or four-year maturities, they typically have some built-in call protection for the first two to three years, investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity, and upon maturity they will mandatorily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company or by a different issuer, e.g., an investment bank company. These securities may be identified by names such as ELKS (Equity Linked Securities). Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities which are also similar to those described above in which the Fund may invest, consistent with its objective and policies.

FOREIGN SECURITIES. When purchasing foreign securities, the Fund will ordinarily purchase securities which are traded in the United States or purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. A sponsored ADR is an ADR in which establishment of the issuing facility is brought about by the participation of the issuer and the depositary institution pursuant to a deposit agreement which sets out the rights and responsibilities of the issuer, the depositary and the ADR holder. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, thereby ensuring that ADR holders will be able to exercise voting rights through the depositary with respect to the deposited securities. An unsponsored ADR has no sponsorship by the issuing facility and additionally, more than one depositary institution may be involved in the issuance of the unsponsored ADR. However, it typically clears through the Depository Trust Company and therefore, there should be no additional delays in selling the security or in obtaining dividends. Although not required, the depositary normally requests a letter of non-objection from the issuer. In addition, the depositary is not required to distribute notices of shareholder's meetings or financial information to the purchaser. The Fund may also purchase the securities of foreign issuers directly in foreign markets so long as, in the investment manager's judgment, an established public trading market exists (that is, there are a sufficient number of shares traded regularly relative to the number of shares to be purchased by the Fund).

OPTIONS. As noted in the Prospectus, the Fund may write covered call options on securities it owns, which are listed for trading on a national securities exchange, and purchase listed call and put options on securities and securities indices for portfolio hedging purposes.

Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security which is subject to the call. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. A writer may not effect a closing purchase transaction, however, after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In addition, effecting a closing transaction will permit the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may purchase call options on securities which it intends to purchase in order to limit the risk of a substantial increase in the market price of such security. The Fund may also purchase call options on securities held in its portfolio and on which it has written call options. A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

The Fund may also purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the investment manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies, which means that they may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy.
The Fund MAY NOT:

1. Have invested as of the last day of any fiscal quarter (i) more than 25% of its total assets in the securities of any one issuer, or (ii) with respect to 50% of the Fund's total assets, more than 5% of its total assets in the securities of any one issuer, except for securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. Invest in securities for purposes of exercising management or control of the issuer; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

3. Borrow money, except in the form of reverse repurchase agreements or from banks in order to meet redemption requests that might otherwise require the untimely disposition of portfolio securities or for other temporary or emergency purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes and permissible options, short selling or other hedging transactions.

5. Purchase securities on margin or underwrite securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

6. Invest directly in interests in real estate, oil, gas or other mineral leases, exploration or development programs. (This restriction does not preclude investments in marketable securities of issuers engaged in such activities.)

7. Make loans to other persons, except by the purchase of debt obligations, or through loans of the Fund's portfolio securities, or to the extent the entry into a repurchase agreement or similar transaction may be deemed a loan.

8. Purchase or sell commodities or commodity futures contracts or financial futures contracts; or invest in put, call, straddle or spread options on financial or other futures contracts or stock index futures contracts.

9. Invest directly in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of the Fund's net assets may be invested in warrants (valued at the lower of cost or market) which are not listed on the New York or American Stock Exchanges.

10. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but the Fund may deal with such persons or firms as brokers and pay a customary brokerage commission; nor invest in securities of any issuer if, to the knowledge of the Fund, any officer, director or trustee of the Fund or the investment advisor owns beneficially more than one-half of 1% of the outstanding securities of such issuer and all such officers, directors and trustees together own beneficially more than 5% of such securities.

11. Purchase or hold the securities of any issuer if, as a result, in the aggregate, more than 10% of the value of the Fund's total assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities that are not readily marketable (including over-the-counter options) or in repurchase agreements maturing in more than seven days.

12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges or (ii) entering into repurchase transactions.

13. Engage in the short sales of securities, except short sales "against the box," if the cash or securities deposited in the segregated account with the Fund's custodian to collateralize its short positions in the aggregate exceed 25% of the Fund's net assets.

14. Invest in the securities of other investment companies, except where there is no commission other than the customary brokerage commission or sales charge, or except that securities of another investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition, and except where the Fund would not own, immediately after the acquisition, securities of the investment companies which exceed in the aggregate i) more than 3% of the issuer's outstanding voting stock, ii) more than 5% of the Fund's total assets and iii) together with the securities of all other investment companies held by the Fund, exceed, in the aggregate, more than 10% of the Fund's total assets; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund. Pursuant to available exemptions from the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Franklin Advisers, Inc. or its affiliates.

In addition to the restrictions above, the Fund does not intend to invest more than 5% of its assets in securities of issuers with less than three years continuous operation, including the operations of any predecessor companies.

If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

RISK FACTORS

HIGH YIELDING, FIXED-INCOME SECURITIES. The Fund may invest up to 25% of its total assets, at the time of investment, in lower rated, fixed-income securities and unrated securities of comparable quality (known as "junk bonds"), although the Fund's current investment strategy is to limit such investments to less than 5% of the Fund's total assets. The market values of lower rated, fixed-income securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. Bonds rated BB or below by Standard & Poor's Corporation ("S&P") or Ba or below by Moody's Investors Service ("Moody's") are considered, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even bonds rated BBB by S&P or Baa by Moody's, ratings which are considered investment grade, possess some speculative characteristics.

Companies that issue high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

High yielding, fixed-income securities frequently have call or buy-back features which permit an issuer to call or repurchase the securities from the Fund. Although such securities are typically not callable for a period from three to five years after their issuance, if a call were exercised by the issuer during periods of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications.

The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales. (See "Valuation of Fund Shares" in the Prospectus.)

The Fund is authorized to acquire high yielding, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many recent high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell such restricted securities before the securities have been registered, it may be deemed an underwriter of such securities as defined in the Securities Act of 1933, which entails special responsibilities and liabilities. The Fund may incur special costs in disposing of such securities. The Fund, however, will generally incur no costs when the issuer is responsible for registering the securities.

The Fund may acquire high yielding, fixed-income securities during an initial underwriting. Such securities involve special risks because they are new issues. The Fund has no arrangement with its underwriter or any other person concerning the acquisition of such securities, and the investment manager will carefully review the credit and other characteristics pertinent to such new issues.

Factors adversely impacting the market value of high yielding securities will, to the extent the Fund has invested in such securities, adversely impact the Fund's net asset value. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The Fund will rely on the investment manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the investment manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

OPTIONS. The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on securities and securities indices depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as such securities will not duplicate the components of any index or such underlying securities, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by the Fund of options on securities and securities indices will be subject to the investment manager's ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options and options of securities may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Thus, it may not be possible to close such an option. The inability to close options positions also could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to be a liquid secondary market for such option.

OFFICERS AND TRUSTEES

The Board of Trustees has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The trustees, in turn, elect the officers of the Fund who are responsible for administering day-to-day operations of the Fund. The affiliations of the officers and trustees and their principal occupations for the past five years are listed below. Trustees who are deemed to be "interested persons" of the Fund, as defined in the 1940 Act, are indicated by an asterisk (*).

NAME, AGE         POSITIONS AND OFFICES   PRINCIPAL OCCUPATIONS
AND ADDRESS WITH THE TRUST                DURING PAST FIVE YEARS

Frank T. Crohn (71)
7251 West Palmetto Park Road
Boca Raton, FL 33433

Trustee

Chairman and Chief Executive Officer, Financial Benefit Life Insurance Company and Financial Benefit Group, Inc.; Director, Unity Mutual Life Insurance Company; and trustee of three of the investment companies in the Franklin Group of Funds.

*William J. Lippman (70)
One Parker Plaza
Fort Lee, NJ 07024

President, Trustee and Chief Executive Officer

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., Franklin Templeton Distributors, Inc. and Franklin Management, Inc.; officer and/or director or trustee of six of the investment companies in the Franklin Group of Funds.

Charles Rubens II (65)
18 Park Road
Scarsdale, NY 10583

Trustee

Private Investor; and trustee of three of the investment companies in the Franklin Group of Funds.

Leonard Rubin (70)
501 Broad Avenue
Ridgefield, NJ 07657

Trustee

Chairman of the Board, Carolace Embroidery Co., Inc.; President, F.N.C Textiles, Inc.; Vice President, Trimtex Co. Inc.; and trustee of three of the investment companies in the Franklin Group of Funds.

Harmon E. Burns (50)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 43 of the investment companies in the Franklin Templeton Group of Funds.

Kenneth V. Domingues (63)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President - Financial Reporting and Accounting Standards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

Martin L. Flanagan (35)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer of 61 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (46)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President - Legal, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 37 of the investment companies in the Franklin Group of Funds.

Rupert H. Johnson, Jr. (55)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (56)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

Edward V. McVey (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President/National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 32 of the investment companies in the Franklin Group of Funds.

R. Martin Wiskemann (68)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President, Treasurer and Director, ILA Financial Services, Inc. and Arizona Life Insurance Company of America; and officer and/or director, as the case may be, of 20 of the investment companies in the Franklin Group of Funds.

Trustees not affiliated with the investment manager ("nonaffiliated trustees") are currently paid fees of $600 per quarter plus $300 per meeting attended. As indicated above, certain of the Trust's nonaffiliated trustees also serve as directors, trustees or managing general partners of other investment companies in the Franklin Group of Funds(R) from which they may receive fees for their services. The following table indicates the total fees paid to nonaffiliated trustees by the Trust and by other funds in the Franklin Group of Funds.


                                                                NUMBER OF BOARDS
                                            TOTAL FEES        IN THE FRANKLIN
                                            RECEIVED FROM     GROUP OF FUNDS ON
                          TOTAL FEES        THE FRANKLIN      WHICH EACH
                          RECEIVED FROM     GROUP OF FUNDS**  SERVES***
NAME                      THE TRUST*
Frank T. Crohn            $3,450            $14,700           3
Charles Rubens, II        $3,450            $15,900           3
Leonard Rubin             $3,450            $15,900           3

*For the fiscal year ended October 31, 1994.
**For the calendar year ended December 31, 1994.
***The number of boards is based on the number of registered investment companies in the Franklin Group of Funds and does not include the total number of series or funds within each investment company for which the trustees are responsible.

Nonaffiliated trustees are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or trustee received any other compensation directly from the Trust. Certain officers or trustees who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. As of the date of this document, Franklin Resources, Inc. owned substantially all of the outstanding shares of the Fund as a result of having provided the Fund's initial capitalization.

INVESTMENT ADVISORY AND OTHER SERVICES

The investment manager of the Fund is Franklin Advisers, Inc. ("Advisers" or "Manager"). Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. ("Resources"), a publicly owned holding company whose shares are listed on the New York Stock Exchange (the "Exchange"). Resources owns several other subsidiaries which are involved in investment management and shareholder services. The Manager and other subsidiary companies of Resources currently manage over $128 billion in assets worldwide for more than 3.8 million shareholders, in addition to foundations and endowments, employee benefit plans and individuals.

Pursuant to a management agreement, the Manager provides investment research and portfolio management services, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Manager's activities are subject to the review and supervision of the Fund's Board of Trustees to whom the Manager renders periodic reports of the Fund's investment activities. Under the terms of the management agreement, the Manager provides office space and office furnishings, facilities and equipment required for managing the business affairs of the Fund; maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services; and provides certain telephone and other mechanical services. The Manager is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund.

Pursuant to the management agreement, the Fund is obligated to pay the Manager a fee computed and accrued daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets.

The management agreement is in effect until [], 1997. Thereafter, it may continue in effect for successive annual periods providing such continuance is specifically approved at least annually by a vote of the Fund's Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Trustees who are not parties to the management agreement or interested persons of any such party (other than as trustees of the Fund), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Fund or by the Manager on 60 days' written notice and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Franklin/Templeton Investor Services, Inc. ("Investor Services" or "Shareholder Services Agent"), a wholly-owned subsidiary of Resources, is the shareholder servicing agent for the Fund and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian of the securities and other assets of the Fund. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Coopers & Lybrand, L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors.

THE FUND'S POLICIES REGARDING BROKERS
USED ON PORTFOLIO TRANSACTION

Under the current management agreement with Advisers, the selection of brokers and dealers to execute transactions in the Fund's portfolio is made by the Manager in accordance with criteria set forth in the management agreement and any directions which the Fund's Board of Trustees may give.

When placing a portfolio transaction, the Manager attempts to obtain the best net price and execution of the transaction. On portfolio transactions which are done on a securities exchange, the amount of commission paid by the Fund is negotiated between the Manager and the broker executing the transaction. The Manager seeks to obtain the lowest commission rate available from brokers which are felt to be capable of efficient execution of the transactions. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other institutional investors of comparable size. The Manager will ordinarily place orders for the purchase and sale of over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Fund seeks to obtain prompt execution of orders at the most favorable net price.

The amount of commission is not the only relevant factor to be considered in the selection of a broker to execute a trade. If it is felt to be in the Fund's best interests, the Manager may place portfolio transactions with brokers who provide the types of services described below, even if it means the Fund will have to pay a higher commission than would be the case if no weight were given to the broker's furnishing of these services. This will be done only if, in the opinion of the Manager, the amount of any additional commission is reasonable in relation to the value of the services. Higher commissions will be paid only when the brokerage and research services received are bona fide and produce a direct benefit to the Fund or assist the Manager in carrying out its responsibilities to the Fund, or when it is otherwise in the best interest of the Fund to do so, whether or not such data may also be useful to the Manager in advising other clients.

When it is felt that several brokers are equally able to provide the best net price and execution, the Manager may decide to execute transactions through brokers who provide quotations and other services to the Fund, specifically including the quotations necessary to determine the value of the Fund's net assets, in such amount of total brokerage as may reasonably be required in light of such services, and through brokers who supply research, statistical and other data to the Fund and Manager in such amount of total brokerage as may reasonably be required.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, the Manager and its affiliates may use this research and data in their investment advisory capacities with other clients. Provided that the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares may also be considered as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the National Association of Securities Dealers, it is sometimes entitled to obtain certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers under the management agreement will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection therewith.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the Manager are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. It is recognized that in some cases this procedure could possibly have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

ADDITIONAL INFORMATION
REGARDING FUND SHARES

All checks, drafts, wires and other payment mediums used for purchasing or redeeming shares of the Fund must be denominated in U.S. dollars. The Fund reserves the right, in its sole discretion, to either (a) reject any order for the purchase or sale of shares denominated in any other currency, or (b) honor the transaction or make adjustments to a shareholder's account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

In connection with exchanges (see the Prospectus "Exchange Privilege"), it should be noted that since the proceeds from the sale of shares of an investment company generally are not available until the fifth business day following the redemption, the fund into which the Fund's shareholders are seeking to exchange reserve the right to delay issuing shares pursuant to an exchange until said fifth business day. The redemption of shares of the Fund to complete an exchange will be effected at the close of business on the day the request for exchange is received in proper form at the net asset value then effective.

Dividend checks which are returned to the Fund marked "unable to forward" by the postal service will be deemed to be a request by the shareholder to change the dividend option and the proceeds will be reinvested in additional shares at net asset value until new instructions are received.

The Fund may impose a $10 charge for each returned item, against any shareholder account which, in connection with the purchase of Fund shares, submits a check or a draft which is returned unpaid to the Fund.

The Fund may deduct from a shareholder's account the costs of its efforts to locate a shareholder if mail is returned as undeliverable or the Fund is otherwise unable to locate the shareholder or verify the current mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to such banks' discretionary trust funds at net asset value. The banks may charge service fees to their customers who participate in the discretionary trusts. Pursuant to agreements, a portion of such service fees may be paid to Distributors, or an affiliate of Distributors, to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Shares of the Fund may be offered to investors in Taiwan through securities firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, shares of the Fund will be offered with the following schedule of sales charges:

SIZE OF PURCHASE - IN U.S. DOLLARS           SALES CHARGE
Up to $100,000                               3%
$100,000 to $1,000,000                       2%
Over $1,000,000                              1%

PURCHASES AND REDEMPTIONS THROUGH SECURITIES DEALERS

Orders for the purchase of shares of the Fund received in proper form prior to the scheduled closing of the Exchange (generally 1:00 p.m. Pacific time) any business day that the Exchange is open for trading and promptly transmitted to the Fund will be based upon the public offering price determined that day. Purchase orders received by securities dealers or other financial institutions after the scheduled closing of the Exchange will be effected at the Fund's public offering price on the day it is next calculated. The use of the term "securities dealer" herein shall include other financial institutions which, pursuant to an agreement with Distributors (directly or through affiliates), handle customer orders and accounts with the Fund. Such reference, however, is for convenience only and does not indicate a legal conclusion of capacity.

Orders for the redemption of shares are effected at net asset value subject to the same conditions concerning time of receipt in proper form. It is the securities dealer's responsibility to transmit the order in a timely fashion and any loss to the customer resulting from failure to do so must be settled between the customer and the securities dealer.

SPECIAL NET ASSET VALUE PURCHASES

As discussed in the Prospectus under "How to Buy Shares of the Fund - Purchases at Net Asset Value," certain categories of investors may purchase shares of the Fund without a front-end sales charge ("net asset value") or a contingent deferred sales charge. Distributors or one of its affiliates may make payments, out of its own resources, to securities dealers who initiate and are responsible for such purchases, as indicated below. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer, or set off against other payments due to the securities dealer, in the event of investor redemptions made within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or its affiliates, and the securities dealer.

The following amounts may be paid by Distributors or one of its affiliates, out of its own resources, to securities dealers who initiate and are responsible for
(i) purchases of most equity and taxable-income Franklin Templeton Funds made at net asset value by certain designated retirement plans (excluding IRA and IRA rollovers): 1.00% on sales of $1 million but less than $2 million, plus 0.80% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more; and (ii) purchases of most taxable income Franklin Templeton Funds made at net asset value by non-designated retirement plans: 0.75% on sales of $1 million but less than $2 million, plus 0.60% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more. These payment breakpoints are reset every 12 months for purposes of additional purchases. With respect to purchases made at net asset value by certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $10 million or more, Distributors, or one of its affiliates, out of its own resources, may pay up to 1% of the amount invested.

LETTER OF INTENT

An investor may qualify for a reduced sales charge on the purchase of shares of the Fund, as described in the prospectus. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based upon purchases in more than one of the Franklin Templeton Funds will be effective only after notification to Distributors that the investment qualifies for a discount. The shareholder's holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions made by the shareholder, other than by a designated benefit plan during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending upon the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to designated benefit plans. An investor who executes a Letter of Intent prior to a change in the sales charge structure for the Fund will be entitled to complete the Letter of Intent at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter of Intent was filed with the Fund.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund registered in the investor's name, unless the investor is a designated benefit plan. If the total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in the name of the investor or delivered to the investor or the investor's order. If the total purchases, less redemptions, exceed the amount specified under the Letter of Intent and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single time. Upon such remittance the reserved shares held for the investor's account will be deposited to an account in the name of the investor or delivered to the investor or to the investor's order. If within 20 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize such difference will be made. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to the investor.

If a Letter of Intent is executed on behalf of a benefit plan (such plans are described under "Purchases at Net Asset Value" in the Prospectus), the level and any reduction in sales charge for these designated benefit plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter of Intent. Benefit plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are benefit plans entitled to receive retroactive adjustments in price for investments made before executing the Letter of Intent.

REDEMPTIONS IN KIND

The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission ("SEC"). In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund from which the shareholder is redeeming, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets. Should the Fund do so, a shareholder may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind; however, should it happen, shareholders may not be able to timely recover their investment and may also incur brokerage costs in selling such securities.

REDEMPTIONS BY THE FUND

Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, involuntarily, at net asset value, the shares of any shareholder whose account has a value of less than one-half of the initial minimum investment required for that shareholder, but only where the value of such account has been reduced by the shareholder's prior voluntary redemption of shares. Until further notice, it is the present policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,250 or more ($500 or more for retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the account to at least $2,500 ($1,000 for retirement plans).

CALCULATION OF NET ASSET VALUE

As noted in the Prospectus, the Fund generally calculates net asset value as of the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) each day that the Exchange is open for trading. As of the date of this SAI, the Fund is informed that the Exchange observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter securities are valued within the range of the most recent quoted bid and ask price. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the Manager. Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange prior to the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, the options are valued within the range of the current closing bid and ask prices if such valuation is believed to fairly reflect the contract's market value. Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Trustees. With the approval of trustees, the Fund may utilize a pricing service, bank or securities dealer to perform any of the above described functions.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the scheduled closing of the Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the scheduled closing of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the schedule close of trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of these foreign securities occur during such period, then these securities will be valued in accordance with procedures established by the Board of Trustees.

REINVESTMENT DATE

Shares acquired through the reinvestment of dividends will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as "ex-dividend date"). The processing date for the reinvestment of dividends may vary from month to month, and does not affect the amount or value of the shares acquired.

REPORTS TO SHAREHOLDERS

The Fund sends annual and semiannual reports to its shareholders regarding the Fund's performance and its portfolio holdings. Shareholders who would like to receive an interim quarterly report may phone Fund Information at 1-800/DIAL BEN.

SPECIAL SERVICES

The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors of the Fund. The cost of these services is not borne by the Fund.

Investor Services may pay certain financial institutions which maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such beneficial owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee which the Fund normally pays Investor Services. Such financial institutions may also charge a fee for their services directly to their clients.

ADDITIONAL INFORMATION
REGARDING TAXATION

As stated in the Prospectus, the Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Trustees reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Subject to the limitations discussed below, all or a portion of the income distributions paid by the Fund may be treated by corporate shareholders as qualifying dividends for purposes of the dividends-received deduction under federal income tax law. If the aggregate qualifying dividends received by the Fund (generally, dividends from U.S. domestic corporations, the stock in which is not debt-financed by the Fund and is held for at least a minimum holding period) is less than 100% of its distributable income, then the amount of the Fund's dividends paid to corporate shareholders which may be designated as eligible for such deduction will not exceed the aggregate qualifying dividends received by the Fund for the taxable year. The amount or percentage of income qualifying for the corporate dividends-received deduction will be provided by the Fund annually in a notice to shareholders mailed shortly after the end of the Fund's fiscal year.

Corporate shareholders should note that dividends paid by the Fund from sources other than the qualifying dividends it receives will not qualify for the dividend-received deduction. For example, any interest income and net short-term capital gain (in excess of any net long-term capital loss or capital loss carryover) included in investment company taxable income and distributed by the Fund as a dividend will not qualify for the dividends-received deduction. Corporate shareholders should also note that availability of the corporate dividends-received deduction is subject to certain restrictions. For example, the deduction is eliminated unless the Fund shares have been held (or deemed held) for at least 46 days in a substantially unhedged manner. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the federal alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. Corporate shareholders whose investment in the Fund is "debt financed" for these tax purposes should consult with their tax advisors concerning the availability of the dividends-received deduction.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare such dividends, if any, in December and to pay these dividends in December or January to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between the shareholder's basis in the shares and the amount received, subject to the rules described below. If such shares are a capital asset in the hands of the shareholder, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of the sales charge incurred in purchasing shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within ninety (90) days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Group of Funds and the Templeton Funds and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. Shareholders should consult with their tax advisors concerning the tax rules applicable to the redemption or exchange of Fund shares.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares purchased.

The Fund's investment in options and certain transactions involving actual or deemed short sales are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indices, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. The Fund's treatment of certain other options entered into by the Fund is generally governed by Section 1256 of the Code. These Section 1256 positions generally include listed options on debt securities, options on broad-based stock indexes, and options on securities indexes.

Absent a tax election to the contrary, each such Section 1256 position held by the Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain foreign currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within the Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, the Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect both the amount, character and time of income distributed to shareholders by the Fund.

When the Fund holds an option or contract which substantially diminishes the Fund's risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses.

As a regulated investment company, the Fund is also subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income").

This requirement may limit the Fund's ability to engage in options and hedging transactions because these transactions are often consummated in less than three months, may require the sale of portfolio securities held less than three months and may, as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within the Fund, resulting in additional short-short income for the Fund.

The Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.

Gain realized by a Fund from transactions entered into after April 30, 1993 that are deemed to constitute "conversion transactions" under the Code and which would otherwise produce capital gain may be recharacterized as ordinary income to the extent that such gain does not exceed an amount defined by the Code as the "applicable imputed income amount." A conversion transaction is any transaction in which substantially all of the Fund's expected return is attributable to the time value of the Fund's net investment in such transaction and any one of the following criteria are met: 1) there is an acquisition of property with a substantially contemporaneous agreement to sell the same or substantially identical property in the future; 2) the transaction is an applicable straddle; 3) the transaction was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but would be taxed as capital gain; or 4) the transaction is specified in Treasury regulations to be promulgated in the future. The applicable imputed income amount, which represents the deemed return on the conversion transaction based upon the time value of money, is computed using a yield equal to 120 percent of the applicable federal rate, reduced by any prior recharacterizations under this provision or Section 263(g) of the Code concerning capitalized carrying costs.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement in effect until [], 199[] Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods provided that its continuance is specifically approved at least annually by a vote of the Fund's Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Fund's trustees who are not parties to the underwriting agreement or interested persons of any such party (other than as trustees of the Fund), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund may pay up to a maximum of 0.25% per annum of its average daily net assets as a service fee to reimburse Distributors or others for personal services to shareholders of the Fund and/or the maintenance of shareholder accounts.

In addition to the payments to which Distributors or others are entitled under the Plan, the Plan also provides that to the extent the Fund, the Manager or Distributors or other parties on behalf of the Fund, the Manager or Distributors, make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan.

In no event shall the aggregate asset-based sales charges which include payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., Article III,
Section 26(d)4.

The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is effective through [], 199[], and thereafter renewable annually by a vote of the Trust's Board of Trustees, including a majority vote of the trustees who are non-interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such trustees be done by the non-interested trustees. The Plan and any related agreement may be terminated at any time, without any penalty, by vote of a majority of the non-interested trustees on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the Manager, or by a vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board of Trustees at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Plan should be continued.

GENERAL INFORMATION

PERFORMANCE

As noted in the Prospectus, the Fund may from time to time quote various performance figures to illustrate the Fund's past performance. It may occasionally cite statistics to reflect its volatility or risk.

Performance quotations by investment companies are subject to rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

The average annual total return is determined by finding the average annual compounded rates of return over one-, five- and ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase order, and income dividends and capital gains are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees. If a change is made on the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge in effect currently.

In considering the quotations of total return by the Fund, investors should remember that the 4.5% maximum front-end sales charge reflected in each quotation is a one time fee (charged on all direct purchases) which will have its greatest impact during the early stages of an investor's investment in the Fund. The actual performance of an investment will be affected less by this charge the longer an investor retains the investment in the Fund.

Quotation figures will be calculated according to the following SEC formula:
      n
P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV =ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods at the end of the one-, five- or ten-year periods (or fractional portion thereof).

As discussed in the Prospectus, the Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as the Fund's average annual compounded rate, except that such quotations will be based on the Fund's actual return for a specified period rather than on its average return over one-, five- and ten-year periods, or fractional portion thereof.

YIELD

Current yield reflects the income per share earned by the Fund's portfolio investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

Current yield figures will be obtained using the following SEC formula:
                     6
Yield = 2 [( A-B + 1)  -1]
             cd

where:

a = dividends and interest earned during the period

b = expenses accrued for the period

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum offering price per share on the last day of the period

CURRENT DISTRIBUTION RATE

Yield which is calculated according to a formula prescribed by the SEC is not indicative of the amounts which were or will be paid to the Fund's shareholders. Amounts paid to shareholders are reflected in the quoted "current distribution rate." The current distribution rate is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time.

VOLATILITY

Occasionally, statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare Fund net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

With respect to those categories of investors who are permitted to purchase shares of the Fund at net asset value, sales literature pertaining to the Fund may quote a current distribution rate, yield, total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and the Templeton Group of Funds.

COMPARISONS

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements and other materials regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Such comparisons may include, but are not limited to, the following examples:

a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

b) Standard & Poor's 500 Stock Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

g) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for equity funds.

h) Financial publications: The Wall Street Journal and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

j) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrily Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg LP

m) Standard & Poor's 100 Stock Index - an unmanaged index based on the prices of 100 blue-chip stocks, including 92 industrials, one utility, two transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for options trading.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such advertisements and sales literature may also note that deeply discounted securities offer growth potential, but that finding these deeply discounted securities involves expensive and extensive research generally available only to large institutional investors and very affluent investors.

Advertisements or information may also compare the Fund's performance to the return on certificates of deposit or other investments. Investors should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a certificate of deposit issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares which are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. Certificates of deposit are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the indices and averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. In addition there can be no assurance that the Fund will continue this performance as compared to such other averages.

OTHER FEATURES AND BENEFITS

The Fund may help investors achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college cost and/or other long-term goals. The Franklin College Costs Planner may assist an investor in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads an investor through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that such goals will be met.

MISCELLANEOUS INFORMATION

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the United States and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 47 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group of Funds has over $128 billion in assets under management for more than 3.8 million shareholder accounts, in addition to foundations and endowments, employee benefit plans, and individuals, and offers 162 U.S.-based mutual funds. The Fund may identify itself by its NASDAQ or CUSIP number.

The Dalbar Surveys, Inc. broker/dealer survey has ranked Franklin number one in service quality for five of the past seven years.

Access persons of the Franklin Templeton Group, as defined in SEC Rule 17(j) under the 1940 Act, who are employees of Resources or its subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a compliance officer and must be completed within 24 hours after this clearance; (2) Copies of all brokerage confirmations must be sent to the compliance officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Fund's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

OWNERSHIP AND AUTHORITY DISPUTES

In the event of disputes involving multiple claims of ownership or authority to control a shareholder's account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the Internal Revenue Service in response to a Notice of Levy.

APPENDIX

DESCRIPTION OF MOODY'S INVESTORS SERVICE'S CORPORATE BOND RATINGS:

AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high- quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.








                    FRANKLIN BALANCE SHEET INVESTMENT FUND
                  Franklin MicroCap Value Fund (New Series)

                              File Nos. 33-31326
                                   811-5878
                                  FORM N-1A
                                    PART C
                              Other Information

Item 24  Financial Statements and Exhibits

a)     To be filed by Amendment

b)     Exhibits:

      The following exhibits are attached herewith, with the exceptions of Exhibits 8(ii) and 14(i), which are incorporated by reference to the filings as noted.

          (1)  copies of the charter as now in effect;

                  (i)  Agreement and Declaration of Trust dated September 11,
                        1989

           (2) copies of the existing By-Laws or instruments corresponding thereto;, defining the rights of the holders of such securities, and copies of each security being registered;

                 (i) By-Laws

           (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                 (i)  Management Agreement between Registrant and Franklin
                       Advisers, Inc. dated April 2, 1990

                 (ii) Form of Management Agreement on behalf of Franklin
                       Franklin Microcap Value Fund

           (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                 (i)  Distribution Agreement between Registrant and Franklin
                       Distributors, Inc. dated April 12, 1990

                 (ii) Forms of dealer agreements between Registrant and
                       Franklin/Templeton Distributors, Inc.

           (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of Trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

                 N/A

           (8) copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940 (the "1940 Act"), with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

                (i) Custodian Agreement between Registrant and Bank of America NT & SA dated June 12, 1991

                 (ii) Copy of Custodian Agreements between Registrant and Citibank Delaware:
                                1.     Citicash Management ACH Customer
                                         Agreement
                                2.     Citibank Cash Management Services
                                         Master Agreement
                                3.     Short Form Bank Agreement - Deposit
                                         and Disbursements of Funds
                                         Incorporated herein by reference to:
                                 Registrant: Franklin Equity Fund
                                 Filing:  Post Effective Amendment No. 79 to
                                 Registration on Form N-1A
                                 File No. 33-31326
                                 Filing Date:  September 1, 1992

                 (iii) Amendment to Custodian Agreement between Registrant and Bank of America NT & SA dated April 12, 1995

           (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

                 N/A

           (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

                 (i)    Opinion and Consent of Counsel dated December 1, 1989

           (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

                 N/A

           (12) all financial statements omitted from Item 23;

                  N/A

           (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

                (i) Letter of Understanding relating to Initial Capital dated November 17, 1989.

           (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

                 (i)     Franklin IRA Form
                         copy of model retirement plan is incorporated herein by reference to:
                         Registrant: AGE High Income Fund, Inc.
                         Filing:  Post Effective Amendment No. 26 to
                         Registration Statement on Form N-1A
                         File No. 2-30203
                         Filing Date: August 1, 1989

           (15) copies of any plan entered into by Registrant pursuant to Rule 12b-l under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

                 (i) Amended and Restated Distribution Plan Pursuant to Rule 12b-1 dated July 1, 1993

           (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22.

                 N/A

           (17) Power of Attorney

                 (i)     Power of Attorney dated September 18, 1995

                 (ii)    Certificate of Secretary dated September 18, 1995



Item 25  Persons Controlled by or under Common Control with Registrant

           None

Item 26  Number of Holders of Securities

           As of August 31, 1995 the number of record holders of the only classs of securities of the Registrant was as follows:

                                                   Number of
           Title of Class                          Record Holders

           Franklin Balance Sheet
           Investment Fund                               22,220

           Franklin Microcap Value Fund                     -0-

Item 27  Indemnification

           Reference is made to Article VI of the Registrant's By-Laws previously filed, which is incorporated herein by reference.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and trustees and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of Article VI.

Item 28  Business and Other Connections of Investment Adviser

  The officers and Directors of the Registrant's investment adviser also serve as officers and/or directors for (1) the adviser's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information, please see Part B.

Item 29 Principal Underwriters

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of Franklin Gold Fund, Franklin Premier Return Fund, Franklin Equity Fund, AGE High Income Fund, Inc., Franklin Custodian Funds, Inc., Franklin Money Fund, Franklin Templeton Money Fund Trust, Franklin California Tax-Free Income Fund, Inc., Franklin Federal Money Fund, Franklin Tax-Exempt Money Fund, Franklin New York Tax-Free Income Fund, Inc., Franklin Federal Tax-Free Income Fund, Franklin Tax-Free Trust, Franklin California Tax-Free Trust, Franklin New York Tax-Free Trust, Franklin Investors Securities Trust, Institutional Fiduciary Trust, Franklin Tax-Advantaged International Bond Fund, Franklin Tax-Advantaged U.S. Government Securities Fund, Franklin Tax-Advantaged High Yield Securities Fund, Franklin Municipal Securities Trust, Franklin Managed Trust, Franklin Strategic Series, Franklin International Trust, Franklin Real Estate Securities Trust, Franklin/Templeton Global Trust, Franklin Templeton Japan Fund, Templeton American Trust, Inc., Templeton Capital Accumulator Fund, Inc., Templeton Developing Markets Trust, Templeton Funds, Inc., Templeton Global Investment Trust, Templeton Global Opportunities Trust, Templeton Growth Fund, Inc., Templeton Income Trust, Templeton Institutional Funds, Inc., Templeton Real Estate Securities Fund, Templeton Smaller Companies Growth Fund, Inc., and Templeton Variable Products Series Fund

(b)) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).


Item 30  Location of Accounts and Records

   The accounts, books or other documents required to be maintained by
   Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

Item 31  Management Services

   There are no management-related service contracts not discussed in Part A or Part B.

Item 32  Undertakings

   (a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares to assist its shareholders in the communicating with other shareholders in accordance with the requirements of
         Section 16(c) of the Investment Company Act of 1940.

   (b) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N1-A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.

   (c) The Registrant hereby undertakes to file a Post-Effective Amendment using Financial Statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 20th day of September, 1995.

                    Franklin Balance Sheet Investment Fund
                                 (Registrant)

                                 *By: WILLIAM J. LIPPMAN
                                     William J. Lippman
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

William J. Lippman*                      President
William J. Lippman                       Chief Executive Officer
                                         Dated:  September 20, 1995

Martin L. Flanagan*                      Vice President and Principal
Martin L. Flanagan                       Accounting Officer
                                         Dated:  September 20, 1995

Diomedes Loo-Tam*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated:  September 20, 1995

Franklin T. Crohn*                       Trustee
Franklin T. Crohn                        Dated:  September 20, 1995

Charles Rubens, II                       Trustee
Charles Rubens, II                       Dated:  September 20, 1995

Leonard Rubin*                           Trustee
Leonard Rubin                            Dated:  September 20, 1995





*By /s/ Larry L. Greene
   Larry L. Greene, Attorney-in-Fact
   Pursuant to Powers of Attorney filed herewith